UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑23161
Nushares ETF Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Diana R. Gonzalez
Vice President and Secretary
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: October 31
Date of reporting period: October 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report October 31, 2025

Nuveen ESG Dividend ETF
NUDV/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG Dividend ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Dividend ETF	$27	0.26%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG Dividend ETF (NUDV)’s total return at net asset value (NAV) was 4.75% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG USA High Dividend Yield Index, returned 5.02%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•
During the reporting period, the Fund’s custom index significantly underperformed the Fund’s base index, the MSCI USA Index, which returned 21.89%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
An overweight to Citigroup Inc.

•
An overweight to Caterpillar Inc.

•
An overweight to Goldman Sachs Group, Inc.

•
Top detractors from the custom index’s relative performance

•
An underweight and security selection in the information technology sector, including a lack of exposure to Broadcom Inc. and NVIDIA Corporation.

•
An overweight and security selection in the consumer staples sector, including overweights to Proctor & Gamble Company, Target Corporation, and Kenvue, Inc.

•
An overweight and security selection in the real estate sector, including overweights to American Tower Corporation, Equinix, Inc., and Iron Mountain, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 27, 2021 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	Since Inception (9/27/21)

NAV	4.75%	7.26%

MSCI USA Index	21.89%	12.30%

Nuveen ESG USA High Dividend Yield Index	5.02%	7.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

Fund Statistics (as of October 31, 2025)

Fund net assets	$34,742,794

Total number of portfolio holdings	86

Portfolio turnover (%)	66%

Total management fees paid for the year	$ 61,086

2	continued>>

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P813_AR_1025 4967301

3

Annual Shareholder Report October 31, 2025

Nuveen ESG Emerging Markets Equity ETF
NUEM/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG Emerging Markets Equity ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Emerging Markets Equity ETF	$40	0.36%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG Emerging Markets Equity ETF (NUEM)’s total return at net asset value (NAV) was 24.42% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG Emerging Markets Equity Index, returned 24.94%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with fair value pricing of the Fund’s international securities.

•
A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
During the reporting period, the Fund’s custom index underperformed the Fund’s base index, the MSCI Emerging Markets Index (Net), which returned 27.91%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
Security selection in the industrials sector, led by overweights to SK Square, Ltd., Bharat Electronics Limited, and LS Electric Co., Ltd.

•
Security selection in the financials sector, led by overweights to Agricultural Bank of China Limited and Industrial and Commercial Bank of China Limited.

•
Top detractors from the custom index’s relative performance

•
Security selection in the consumer discretionary sector, including a lack of exposure to Alibaba Group Holding Limited and overweights to Meituan and Trent Limited.

•
Security selection in the materials sector, including overweights to LG Chem Ltd., Pidilite Industries Limited, and Asian Paints Ltd.

•
An underweight and security selection in the information technology sector, including a lack of exposure to SK Hynix Inc. and Samsung Electronics Co., Ltd.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 6, 2017 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/6/17)

NAV	24.42%	6.94%	6.62%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	6.47%

Nuveen ESG Emerging Markets Equity Index	24.94%	7.88%	7.50%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

Fund Statistics (as of October 31, 2025)

Fund net assets	$328,927,561

Total number of portfolio holdings	187

Portfolio turnover (%)	69%

Total management fees paid for the year	$ 1,069,067

2	continued>>

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P888_AR_1025 4966915

4

Annual Shareholder Report October 31, 2025

Nuveen ESG International Developed Markets Equity ETF
NUDM/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG International Developed Markets Equity ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG International Developed Markets Equity ETF	$32	0.29%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG International Developed Markets Equity ETF (NUDM)’s total return at net asset value (NAV) was 23.63% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG International Developed Markets Equity Index, returned 24.05%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with fair value pricing of the Fund’s international securities.

•
A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
During the reporting period, the Fund’s custom index outperformed the Fund’s base index, the MSCI EAFE Index (Net), which returned 23.03%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
Security selection in the communication services sector, led by overweights to SoftBank Group Corp. and Vodafone Group Public Limited.

•
Security selection in the financials sector, led by an underweight to Sony Financial Group Inc. and overweights to Lloyds Banking Group plc and Intesa Sanpaolo S.p.A.

•
Security selection in the consumer staples sector, led by a lack of exposure to Nestle S.A. and Diageo plc, and an overweight to Ajinomoto Co., Inc.

•
Top detractors from the custom index’s relative performance

•
Security selection in the health care sector, including overweights to Novo Nordisk A/S, CSL Limited, and Chugai Pharmaceutical Co., Ltd.

•
Security selection in the industrials sector, including an overweight to Bunzl plc and a lack of exposure to Rolls-Royce Holdings plc and Rheinmetall AG.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 6, 2017 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/6/17)

NAV	23.63%	12.51%	7.78%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.42%

Nuveen ESG International Developed Markets Equity Index	24.05%	12.82%	8.08%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

Fund Statistics (as of October 31, 2025)

Fund net assets	$621,252,646

Total number of portfolio holdings	150

Portfolio turnover (%)	68%

Total management fees paid for the year	$ 1,509,482

2	continued>>

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P805_AR_1025 4966941

4

Annual Shareholder Report October 31, 2025

Nuveen ESG Large‑Cap ETF
NULC/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG Large‑Cap ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap ETF	$23	0.21%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG Large‑Cap ETF (NULC)’s total return at net asset value (NAV) was 17.72% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG USA Large‑Cap Index, returned 17.98%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•
During the reporting period, the Fund’s custom index significantly underperformed the Fund’s base index, the MSCI USA Index, which returned 21.89%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
Security selection in the health care sector, led by a lack of exposure to UnitedHealth Group Incorporated and an overweight to McKesson Corporation.

•
Security selection in the real estate sector, led by an overweight to Welltower Inc.

•
Top detractors from the custom index’s relative performance

•
Security selection in the communication services sector, including underweights to Alphabet Inc. and Netflix, Inc.

•
Security selection in the information technology sector, including a lack of exposure to Palantir Technologies Inc. and an underweight to Broadcom Inc.

•
Security selection in the consumer discretionary sector, including an underweight to Tesla, Inc. and a lack of exposure to Amazon.com, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 3, 2019 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/3/19)

NAV	17.72%	14.78%	15.35%

MSCI USA Index	21.89%	17.32%	17.18%

Nuveen ESG USA Large‑Cap Index	17.98%	15.04%	15.60%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$52,918,783

Total number of portfolio holdings	165

Portfolio turnover (%)	72%

Total management fees paid for the year	$ 86,817

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of large-capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Large‑Cap Index.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P862_AR_1025 4966988

4

Annual Shareholder Report October 31, 2025

Nuveen ESG Large‑Cap Growth ETF
NULG/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG Large‑Cap Growth ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap Growth ETF	$29	0.26%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG Large‑Cap Growth ETF (NULG)’s total return at net asset value (NAV) was 23.51% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG USA Large‑Cap Growth Index, returned 23.96%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•
During the reporting period, the Fund’s custom index significantly underperformed the Fund’s base index, the MSCI USA Growth Index, which returned 34.61%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
Security selection in the health care sector, led by a lack of exposure to Intuitive Surgical, Inc. and an underweight to McKesson Corp.

•
Top detractors from the custom index’s relative performance

•
Security selection in the information technology sector, including a lack of exposure to Palantir Technologies Inc. and an overweight to Gartner, Inc.

•
Security selection in the communication services sector, including underweights to Alphabet Inc. and Netflix, Inc.

•
Security selection in the consumer discretionary sector, including overweights to Deckers Outdoor Corporation and Chipotle Mexican Grill, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 13, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/13/16)

NAV	23.51%	17.52%	18.91%

MSCI USA Index	21.89%	17.32%	15.19%

MSCI USA Growth Index	34.61%	19.69%	20.35%

Nuveen ESG USA Large‑Cap Growth Index	23.96%	17.89%	19.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,986,003,591

Total number of portfolio holdings	84

Portfolio turnover (%)	62%

Total management fees paid for the year	$ 4,024,614

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of large-capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Large‑Cap Growth Index.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P201_AR_1025 4966998

4

Annual Shareholder Report October 31, 2025

Nuveen ESG Large‑Cap Value ETF
NULV/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG Large‑Cap Value ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap Value ETF	$27	0.26%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG Large‑Cap Value ETF (NULV)’s total return at net asset value (NAV) was 11.02% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG USA Large‑Cap Value Index, returned 11.35%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•
During the reporting period, the Fund’s custom index outperformed the Fund’s base index, the MSCI USA Value Index, which returned 8.79%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
Security selection in the health care sector, led by a lack of exposure to UnitedHealth Group Incorporated and an overweight to Cardinal Health, Inc.

•
Security selection in the communications services sector, led by a lack of exposure to Meta Platforms Inc and an overweight to Electronic Arts Inc.

•
An overweight to Intel Corporation.

•
Top detractors from the custom index’s relative performance

•
Security selection in the consumer staples sector, including overweights to Kenvue, Inc. and Target Corporation.

•
Security selection in the financials sector, including a lack of exposure to JPMorgan Chase & Co. and an overweight to Fidelity National Information Services.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 13, 2016 through October 31, 2025) Initial Investment of $10,000
Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/13/16)

NAV	11.02%	11.92%	8.91%

MSCI USA Index	21.89%	17.32%	15.19%

MSCI USA Value Index	8.79%	14.02%	9.39%

Nuveen ESG USA Large‑Cap Value Index	11.35%	12.26%	9.27%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,855,787,463

Total number of portfolio holdings	104

Portfolio turnover (%)	58%

Total management fees paid for the year	$ 4,309,255

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of large-capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Large‑Cap Value Index.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P300_AR_1025 4967211

4

Annual Shareholder Report October 31, 2025

Nuveen ESG Mid‑Cap Growth ETF
NUMG/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG Mid‑Cap Growth ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Mid-Cap Growth ETF	$32	0.31%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG Mid‑Cap Growth ETF (NUMG)’s total return at net asset value (NAV) was 8.51% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG USA Mid‑Cap Growth Index, returned 8.88%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•
During the reporting period, the Fund’s custom index significantly underperformed the Fund’s base index, the MSCI USA Mid‑Growth Index, which returned 20.09%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
Security selection in the health care sector, including a lack of exposure to Illumina, Inc. and Dexcom, Inc.

•
Top detractors from the custom index’s relative performance

•
Security selection in the information technology sector, including a lack of exposure to Cloudflare Inc and AppLovin Corp.

•
Security selection in the industrials sector, including a lack of exposure to Howmet Aerospace Inc. and Vertiv Holdings Co.

•
Security selection in the financials sector, including an underweight to Robinhood Markets, Inc. and a lack of exposure to SoFi Technologies Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 13, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/13/16)

NAV	8.51%	5.95%	10.48%

MSCI USA Index	21.89%	17.32%	15.19%

MSCI USA Mid‑Cap Growth Index	20.09%	12.20%	13.54%

Nuveen ESG USA Mid‑Cap Growth Index	8.88%	6.28%	10.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$407,771,828

Total number of portfolio holdings	47

Portfolio turnover (%)	95%

Total management fees paid for the year	$ 1,251,533

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of mid‑capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Mid‑Cap Growth Index.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P409_AR_1025 4967235

4

Annual Shareholder Report October 31, 2025

Nuveen ESG Mid‑Cap Value ETF
NUMV/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG Mid‑Cap Value ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Mid‑Cap Value ETF	$33	0.31%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG Mid‑Cap Value ETF (NUMV)’s total return at net asset value (NAV) was 9.70% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG USA Mid‑Cap Value Index, returned 10.08%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•
During the reporting period, the Fund’s custom index significantly outperformed the Fund’s base index, the MSCI USA Mid‑Cap Value Index, which returned 5.20%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
Security selection in the health care sector, led by an overweight to Cardinal Health, Inc. and an underweight to Molina Healthcare, Inc.

•
Security selection in the information technology sector, led by overweights to Western Digital Corporation and First Solar, Inc.

•
Security selection in the financials sector, led by an out‑of‑benchmark position in Robinhood Markets, Inc. and an overweight to Huntington Bancshares Incorporated.

•
Top detractors from the custom index’s relative performance

•
An overweight and security selection in the real estate sector, including an overweight to Iron Mountain, Inc.

•
An overweight to Owens Corning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 13, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/13/16)

NAV	9.70%	12.36%	7.93%

MSCI USA Index	21.89%	17.32%	15.19%

MSCI USA Mid‑Cap Value Index	5.20%	12.45%	7.88%

Nuveen ESG USA Mid‑Cap Value Index	10.08%	12.73%	8.33%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$404,916,490

Total number of portfolio holdings	93

Portfolio turnover (%)	63%

Total management fees paid for the year	$ 1,128,770

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of mid‑capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Mid‑Cap Value Index.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P508_AR_1025 4967266

4

Annual Shareholder Report October 31, 2025

Nuveen ESG Small‑Cap ETF
NUSC/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG Small‑Cap ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Small-Cap ETF	$32	0.31%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG Small‑Cap ETF (NUSC)’s total return at net asset value (NAV) was 6.32% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG USA Small‑Cap Index, returned 6.62%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•
During the reporting period, the Fund’s custom index significantly underperformed the Fund’s base index, the MSCI USA Small‑Cap Index, which returned 12.01%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
Security selection in the industrials sector, led by overweights to Comfort Systems USA, Inc. and Kratos Defense & Security Solutions, Inc.

•
Security selection in the energy sector, led by overweights to TechnipFMC plc and Delek US Holdings Inc.

•
Top detractors from the custom index’s relative performance

•
Security selection in the healthcare sector, including a lack of exposure to Insmed Incorporated and overweights to Vaxcyte, Inc. and PROCEPT BioRobotics Corp.

•
Security selection in the information technology sector, including a lack of exposure to Credo Technology Group Holding Ltd., Sandisk Corporation, and Rigetti Computing, Inc.

•
Security selection in financials, including a lack of exposure to SoFi Technologies and overweights to Morningstar, Inc. and Kinsale Capital Group, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 13, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/13/16)

NAV	6.32%	10.06%	8.70%

MSCI USA Index	21.89%	17.32%	15.19%

MSCI USA Small‑Cap Index	12.01%	12.74%	9.76%

Nuveen ESG USA Small‑Cap Index	6.62%	10.37%	9.07%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,235,452,683

Total number of portfolio holdings	442

Portfolio turnover (%)	56%

Total management fees paid for the year	$ 3,585,248

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of small-capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Small‑Cap Index.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P607_AR_1025 4967276

4

Annual Shareholder Report October 31, 2025

Nuveen Dividend Growth ETF
NDVG/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Dividend Growth ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Dividend Growth ETF	$68	0.65%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Dividend Growth ETF returned 10.49% for Common Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
Overweights to Broadcom Inc. and Amphenol Corporation.

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Top detractors from relative performance

•
Security selection and an underweight to the communication services sector, including lack of exposure to Alphabet Inc. and an overweight to Comcast Corporation.

•
Security selection and an overweight to the health care sector, including overweights to UnitedHealth Group Incorporated and Zoetis, Inc., as well as an out‑of‑benchmark position in Novo Nordisk A/S.

•
Lack of exposure to NVIDIA Corporation.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 4, 2021 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (8/4/21)

NAV	10.49%	9.94%

S&P 500® Index	21.45%	12.61%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$13,099,177

Total number of portfolio holdings	43

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 80,567

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P821_AR_1025 4967301

3

Annual Shareholder Report October 31, 2025

Nuveen Growth Opportunities ETF
NUGO/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Growth Opportunities ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Growth Opportunities ETF	$63	0.56%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Growth Opportunities ETF returned 26.72% for Common Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Growth Index, which returned 30.52%.

•
Top contributors to relative performance

•
Overweight to Broadcom Inc.

•
Security selection in the industrials sector, including overweights to Howmet Aerospace Inc., Vertiv Holdings Co. and GE Aerospace.

•
Top detractors from relative performance

•
Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S as well as overweights to UnitedHealth Group Incorporated and Eli Lilly and Company.

•
Security selection in the consumer discretionary sector, including an underweight to Tesla, Inc. and overweights to AutoZone, Inc. and Chipotle Mexican Grill, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 27, 2021 through October 31, 2025) Initial Investment of $10,000
Average Annual Total Returns

	1‑Year	Since Inception (9/27/21)

NAV	26.72%	13.11%

Russell 1000® Index	21.14%	11.95%

Russell 1000® Growth Index	30.52%	14.85%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$2,919,761,777

Total number of portfolio holdings	41

Portfolio turnover (%)	46%

Total management fees paid for the year	$ 15,179,759

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
Investment policy change: Effective February 28, 2025, the Fund adopted the following non‑fundamental investment policy pursuant to Rule 35d‑1 under the Investment Company Act of 1940:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P797_AR_1025 4967313

4

Annual Shareholder Report October 31, 2025

Nuveen Winslow Large‑Cap Growth ESG ETF
NWLG/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Winslow Large‑Cap Growth ESG ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information at
https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Winslow Large‑Cap Growth ESG ETF	$73	0.65%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Winslow Large‑Cap Growth ESG ETF returned 23.57% for Common Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell 1000 Growth Index, which returned 30.52%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Vertiv Holdings Co. and Howmet Aerospace Inc.

•
A lack of exposure to the consumer staples sector.

•
An overweight to Shopify Inc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including a lack of exposure to Palantir Technologies Inc. and an underweight to AppLovin Corp.

•
An overweight and stock selection in the financials sector, including an underweight to Visa Inc. and an overweight to Ares Management Corporation.

•
Security selection in the consumer discretionary sector, including an underweight to Tesla Inc. and an overweight to Chipotle Mexican Grill, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 4, 2021 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (8/4/21)

NAV	23.57%	11.31%

Russell 1000® Index	21.14%	11.80%

Russell 1000® Growth Index	30.52%	14.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$12,207,391

Total number of portfolio holdings	37

Portfolio turnover (%)	104%

Total management fees paid for the year	$ 64,651

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P847_AR_1025 4967326

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nushares ETF Trust

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the Registrant’s current independent registered public accounting firm, billed to the Registrant during the Registrant’s fiscal year ended October 31, 2025, and the amount of fees that KPMG LLP (“KPMG”), the Registrant’s former independent registered public accounting firm, billed to the Registrant during the Registrant’s fiscal year ended October 31, 2024. The Audit Committee approved in advance all audit services and non-audit services that PwC and KPMG provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended[5]	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
October 31, 2025 (PwC)	$219,681	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

October 31, 2024 (KPMG)	$236,600	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.
5	The Registrant changed audit firm from KPMG to PwC on October 24, 2024.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s fiscal year ended October 31, 2025, and the amount of fees billed by KPMG to the Adviser and any Affiliated Fund Service Provider, for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s fiscal year ended October 31, 2024.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
October 31, 2025 (PwC)	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

October 31, 2024 (KPMG)	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s fiscal year ended October 31, 2025 for non-audit services, and the amount of fees that KPMG billed during the Registrant’s fiscal year ended October 31, 2024 for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC and KPMG about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s and KPMG’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
October 31, 2025 (PwC)	$0	$0	$11,376,794	$11,376,794
October 31, 2024 (KPMG)	$0	$0	$0	$0

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Exchange Act”). The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Joseph A. Boateng, Amy B. R. Lancellotta, John K. Nelson, Chair, Loren M. Starr, Matthew Thornton III, Margaret L. Wolff and Robert L. Young.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nushares ETF Trust and Shareholders of Nuveen ESG Dividend ETF, Nuveen ESG Emerging
Markets Equity ETF, Nuveen ESG International Developed Markets Equity ETF, Nuveen ESG Large-Cap ETF, Nuveen
ESG Large-Cap Growth ETF, Nuveen ESG Large-Cap Value ETF, Nuveen ESG Mid-Cap Growth ETF, Nuveen ESG Mid-
Cap Value ETF, Nuveen ESG Small-Cap ETF, Nuveen Dividend Growth ETF, Nuveen Growth Opportunities ETF and
Nuveen Winslow Large-Cap Growth ESG ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen ESG Dividend ETF, Nuveen ESG Emerging Markets Equity ETF, Nuveen ESG International Developed Markets
Equity ETF, Nuveen ESG Large-Cap ETF, Nuveen ESG Large-Cap Growth ETF, Nuveen ESG Large-Cap Value ETF,
Nuveen ESG Mid-Cap Growth ETF, Nuveen ESG Mid-Cap Value ETF, Nuveen ESG Small-Cap ETF, Nuveen Dividend
Growth ETF, Nuveen Growth Opportunities ETF and Nuveen Winslow Large-Cap Growth ESG ETF (twelve of the funds constituting Nushares ETF Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, and the results of each of their operations, the changes in each of their net assets and each of the financial highlights for the year ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Funds as of and for the year ended October 31, 2024 and the financial highlights for each of the periods ended on or prior to October 31, 2024 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated December 26, 2024 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and broker; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
December 26, 2025
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments October 31, 2025
NUDV
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 3.1%
14,440 Comcast Corp, Class A $ 401,938
17,164 Verizon Communications Inc 682,097
TOTAL COMMUNICATION SERVICES 1,084,035
CONSUMER DISCRETIONARY - 4.0%
5,154 eBay Inc 419,072
1,743 Home Depot Inc/The 661,625
1,268 Lowe's Cos Inc 301,949
TOTAL CONSUMER DISCRETIONARY 1,382,646
CONSUMER STAPLES - 11.5%
8,062 Archer-Daniels-Midland Co 487,993
1,046 Bunge Global SA 98,952
13,249 Coca-Cola Co/The 912,856
1,314 General Mills Inc 61,245
696 J M Smucker Co/The 72,071
3,716 Kellanova 308,651
12,602 Kenvue Inc 181,091
1,376 Kimberly-Clark Corp 164,721
12,794 Kraft Heinz Co/The 316,396
1,653 McCormick & Co Inc/MD 106,056
6,850 Procter & Gamble Co/The 1,030,034
3,008 Target Corp 278,902
TOTAL CONSUMER STAPLES 4,018,968
ENERGY - 4.1%
11,610 Baker Hughes Co 562,040
14,935 Halliburton Co 400,855
6,802 ONEOK Inc 455,734
TOTAL ENERGY 1,418,629
FINANCIALS - 23.3%
3,455 Aflac Inc 370,341
1,202 Allstate Corp/The 230,207
5,055 Annaly Capital Management Inc 107,014
21,383 Bank of America Corp 1,142,921
5,379 Bank of New York Mellon Corp/The 580,556
1,025 Chubb Ltd 283,864
7,682 Citigroup Inc 777,649
1,037 Equitable Holdings Inc 51,228
6,904 Fidelity National Information Services Inc 431,638
870 Goldman Sachs Group Inc/The 686,752
2,566 Huntington Bancshares Inc/OH 39,619
1,265 Jack Henry & Associates Inc 188,409
2,237 Marsh & McLennan Cos Inc 398,522
4,711 Morgan Stanley 772,604
5,209 Nasdaq Inc 445,317
2,735 PNC Financial Services Group Inc/The 499,274
1,273 Raymond James Financial Inc 201,987
71 State Street Corp 8,212
1,486 Travelers Cos Inc/The 399,169
10,229 US Bancorp 477,490
TOTAL FINANCIALS 8,092,773
HEALTH CARE - 13.2%
3,330 AbbVie Inc 726,073
9,700 Bristol-Myers Squibb Co 446,879
3,262 Cardinal Health Inc 622,292
999 Cigna Group/The 244,166
1,305 Elevance Health Inc 413,946
5,009 Gilead Sciences Inc 600,028
7,221 Merck & Co Inc 620,862
1,614 Quest Diagnostics Inc 283,983

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE (continued)
5,122 Royalty Pharma PLC $ 192,280
2,959 Zoetis Inc 426,362
TOTAL HEALTH CARE 4,576,871
INDUSTRIALS - 16.0%
3,671 3M Co 611,221
2,089 Automatic Data Processing Inc 543,767
769 Broadridge Financial Solutions Inc 169,488
1,560 Caterpillar Inc 900,526
50 CH Robinson Worldwide Inc 7,699
2,789 CSX Corp 100,460
901 Cummins Inc 394,350
1,327 Deere & Co 612,583
1,768 Ferguson Enterprises Inc 439,348
104 Hubbell Inc 48,880
4,048 Johnson Controls International plc 463,051
3,238 Otis Worldwide Corp 300,357
2,118 Paychex Inc 247,869
214 Rockwell Automation Inc 78,829
2,971 Union Pacific Corp 654,719
TOTAL INDUSTRIALS 5,573,147
INFORMATION TECHNOLOGY - 8.9%
2,424 Accenture PLC, Class A 606,243
1,817 Analog Devices Inc 425,414
8,297 Hewlett Packard Enterprise Co 202,613
3,418 International Business Machines Corp 1,050,727
936 NXP Semiconductors NV 195,736
3,788 Texas Instruments Inc 611,611
TOTAL INFORMATION TECHNOLOGY 3,092,344
MATERIALS - 3.4%
4,355 International Flavors & Fragrances Inc 274,234
2,905 International Paper Co 112,249
3,249 Newmont Corp 263,072
1,517 PPG Industries Inc 148,287
2,443 Steel Dynamics Inc 383,062
TOTAL MATERIALS 1,180,904
REAL ESTATE - 5.2%
2,910 American Tower Corp 520,832
537 Equinix Inc 454,307
1,393 Iron Mountain Inc 143,409
3,775 Welltower Inc 683,426
TOTAL REAL ESTATE 1,801,974
UTILITIES - 7.0%
2,318 American Water Works Co Inc 297,701
2,757 Atmos Energy Corp 473,432
4,574 Essential Utilities Inc 178,523
4,958 Eversource Energy 365,950
11,353 Exelon Corp 523,600
6,355 Sempra 584,279
TOTAL UTILITIES 2,423,485
TOTAL COMMON STOCKS
(Cost $32,804,778) 34,645,776
TOTAL LONG-TERM INVESTMENTS
(Cost $32,804,778) 34,645,776
OTHER ASSETS & LIABILITIES, NET - 0.3% 97,018
NET ASSETS - 100% $ 34,742,794

Portfolio of Investments October 31, 2025
NUEM
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.1%
COMMON STOCKS - 100.1%
COMMUNICATION SERVICES - 9.9%
563,709 (a) America Movil SAB de CV $ 643,883
21,661 Autohome Inc, ADR 545,857
77,870 (a) Bilibili Inc 2,328,425
118,961 (a) Info Edge India Ltd 1,847,039
33,618 International Games System Co Ltd 787,384
1,082 (a),(b) Krafton Inc 209,603
490,612 (a),(b) Kuaishou Technology 4,567,018
1,078,763 (a),(b) Meitu Inc 1,196,436
652,356 Mobile Telecommunications Co KSCP 1,128,526
28,457 (a) NAVER Corp 5,342,865
201,493 NetEase Inc 5,625,689
268,229 Ooredoo QPSC 998,216
3,728 (a) PLDT Inc 70,949
189,690 Saudi Telecom Co 2,285,294
270,221 (a) Telefonica Brasil SA 1,607,733
4,782,030 Telkom Indonesia Persero Tbk PT 923,050
86,935 Tencent Music Entertainment Group, ADR 1,940,389
5,738,247 (a) Vodafone Idea Ltd 564,314
TOTAL COMMUNICATION SERVICES 32,612,670
CONSUMER DISCRETIONARY - 13.1%
49,377 (a),(b) Allegro.eu SA 461,655
99,460 (a) ANTA Sports Products Ltd 1,036,548
388,250 BYD Co Ltd 5,025,340
10,641 BYD Co Ltd, Class A 150,585
37,954 China Tourism Group Duty Free Corp Ltd, Class A 405,372
15,440 (a) Coway Co Ltd 966,659
43,323 Eicher Motors Ltd 3,419,624
130,567 Empresas Copec SA 933,903
460 (a),(c) FF Group 5
53,327 Haier Smart Home Co Ltd 173,178
16,773 Hero MotoCorp Ltd 1,047,518
288,817 JD.com Inc, Class A 4,741,650
35,641 LG Electronics Inc 2,191,368
20 LPP SA 97,182
131,192 Mahindra & Mahindra Ltd 5,153,614
304,372 (a),(b) Meituan, Class B 3,994,486
43,712 (a) Midea Group Co Ltd 472,428
59,980 (a) Naspers Ltd 4,221,976
30,807 (a),(b) Pop Mart International Group Ltd 878,365
32,141 (a) Seres Group Co Ltd, Class A 700,335
42,037 Trent Ltd 2,222,953
21,386 (a) Trip.com Group Ltd 1,495,496
56,254 (a) TVS Motor Co Ltd 2,223,450
239,421 Ultrapar Participacoes SA 951,878
TOTAL CONSUMER DISCRETIONARY 42,965,568
CONSUMER STAPLES - 3.8%
1,071,884 (a) Alibaba Health Information Technology Ltd 799,893
122,580 Cencosud SA 380,296
204,300 (a) CP ALL PCL 290,639
99,714 Hindustan Unilever Ltd 2,769,420
12,981 (a),(b) JD Health International Inc 101,380
284,526 (b) Nongfu Spring Co Ltd 1,888,981
58,832 Raia Drogasil SA 218,497
42,901 Tata Consumer Products Ltd 563,016
384,913 (a) Varun Beverages Ltd 2,036,407
1,102,552 Wal-Mart de Mexico SAB de CV 3,650,311
TOTAL CONSUMER STAPLES 12,698,840

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
ENERGY - 2.0%
2,054,432 (a) Adnoc Gas PLC $ 1,952,100
494,822 (a) China Oilfield Services Ltd 481,949
65,367 COSCO SHIPPING Energy Transportation Co Ltd, Class A 123,809
10,149 (a) HD Hyundai Co Ltd 1,460,288
53,400 (a) Petronas Dagangan Bhd 289,186
199,242 Qatar Fuel QSC 820,827
281,855 Turkiye Petrol Rafinerileri AS 1,324,555
TOTAL ENERGY 6,452,714
FINANCIALS - 21.7%
6,344,114 Agricultural Bank of China Ltd 4,832,242
168,063 Agricultural Bank of China Ltd, Class A 187,831
49,573 (a) Akbank TAS 71,681
19,108 Al Rajhi Bank 538,569
1,392,760 B3 SA - Brasil Bolsa Balcao 3,274,253
1,837,875 (a) Bank Mandiri Persero Tbk PT 521,634
9,004,747 Bank of China Ltd 5,097,770
9,441 Capitec Bank Holdings Ltd 2,087,598
582,370 Cathay Financial Holding Co Ltd 1,212,442
6,961,584 China Construction Bank Corp 6,896,914
74,458 China Construction Bank Corp, Class A 95,448
728,719 China Merchants Bank Co Ltd 4,560,471
42,167 China Merchants Bank Co Ltd, Class A 242,088
189,725 CITIC Securities Co Ltd 722,069
244,565 CITIC Securities Co Ltd, Class A 1,008,855
248,126 Commercial International Bank - Egypt (CIB) 554,081
4,253 Credicorp Ltd 1,110,033
3,041,909 CTBC Financial Holding Co Ltd 4,141,176
1,608,724 Fubon Financial Holding Co Ltd 4,772,636
45,504 (a) Grupo Cibest SA 663,595
198,140 (a) Guotai Haitong Securities Co Ltd 539,149
13,409 (a) Hana Financial Group Inc 804,681
608,592 HDFC Bank Ltd 6,768,665
413,196 Industrial Bank Co Ltd, Class A 1,173,640
7,910 (a) KakaoBank Corp 128,525
98,700 (a) Kasikornbank PCL 569,276
40,559 KB Financial Group Inc 3,319,305
3,946 (a) Komercni Banka AS 202,297
4,939 (a) mBank SA 1,313,319
2,885,557 (a) People's Insurance Co Group of China Ltd/The 2,591,440
172,968 (a) People's Insurance Co Group of China Ltd/The, Class A 204,970
743,888 (a) Ping An Insurance Group Co of China Ltd 5,374,194
21,400 Ping An Insurance Group Co of China Ltd, Class A 173,760
95,981 (a) Piraeus Financial Holdings SA 750,212
75,956 (b) Postal Savings Bank of China Co Ltd 53,555
514,737 Postal Savings Bank of China Co Ltd, Class A 415,562
705,276 Public Bank Bhd 710,665
4,879 (a) Santander Bank Polska SA 644,187
25,074 Shinhan Financial Group Co Ltd 1,289,998
492,707 Union Bank of India Ltd 825,163
728,885 Yuanta Financial Holding Co Ltd 818,013
TOTAL FINANCIALS 71,261,962
HEALTH CARE - 3.4%
57,300 Bangkok Dusit Medical Services PCL 33,492
30,453 (a) Celltrion Inc 3,753,308
26,100 Chongqing Zhifei Biological Products Co Ltd, Class A 75,454
72,119 Cipla Ltd/India 1,219,677
9,244 Dr Sulaiman Al Habib Medical Services Group Co 670,965
126,996 Jiangsu Hengrui Pharmaceuticals Co Ltd, Class A 1,143,851
668,069 (a) Kalbe Farma Tbk PT 51,220
33,687 Richter Gedeon Nyrt 1,039,648
24,425 Shenzhen Mindray Bio-Medical Electronics Co Ltd, Class A 737,457
5,194 (b) WuXi AppTec Co Ltd 72,575

Portfolio of Investments October 31, 2025
(continued)
NUEM

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE (continued)
18,200 WuXi AppTec Co Ltd, Class A $ 254,004
231,536 (a),(b) Wuxi Biologics Cayman Inc 1,078,408
14,043 (a) Yuhan Corp 1,163,063
3,501 Zhangzhou Pientzehuang Pharmaceutical Co Ltd, Class A 87,561
TOTAL HEALTH CARE 11,380,683
INDUSTRIALS - 10.8%
10,139 ABB India Ltd 596,202
1,416,248 Airports of Thailand PCL 1,806,718
108,307 Bidvest Group Ltd 1,405,851
23,480 (a) Contemporary Amperex Technology Co Ltd 1,687,242
57,435 Contemporary Amperex Technology Co Ltd, Class A 3,135,105
179 (a) Doosan Co Ltd 119,229
14,947 (a) Doosan Enerbility Co Ltd 930,548
82,588 (a) Embraer SA 1,334,100
46,462 (a) Evergreen Marine Corp Taiwan Ltd 292,456
738,411 (a) GMR Airports Ltd 781,655
18,694 (a) Grupo Aeroportuario del Pacifico SAB de CV, Class B 390,245
4,917 Havells India Ltd 82,746
2,395 HD Hyundai Electric Co Ltd 1,462,467
5,476 (a),(b) InterGlobe Aviation Ltd 346,987
71,994 (a) Kanzhun Ltd, ADR 1,595,387
42,434 Kuang-Chi Technologies Co Ltd, Class A 271,444
1,902,209 (a) Latam Airlines Group SA 43,368
28,966 (a) LG Corp 1,632,546
13,687 (a) LG Energy Solution Ltd 4,543,921
5,030 (a) LS Electric Co Ltd 1,535,743
22,423 (a) Metlen Energy & Metals PLC 1,138,749
445 POSCO Future M Co Ltd 67,621
237,185 Rumo SA 701,185
95,387 SF Holding Co Ltd, Class A 540,132
31,119 (a) SK Square Co Ltd 5,678,849
64,175 SM Investments Corp 794,963
1,048,279 (a) Suzlon Energy Ltd 700,260
64,000 (a) Turk Hava Yollari AO 443,686
77,553 (a) Voltas Ltd 1,208,751
9,886 Voltronic Power Technology Corp 389,124
TOTAL INDUSTRIALS 35,657,280
INFORMATION TECHNOLOGY - 23.2%
970,948 Acer Inc 949,123
237,390 (a) Delta Electronics Inc 7,683,649
257,380 HCL Technologies Ltd 4,469,367
208,954 Infosys Ltd 3,489,108
19,783 (a) King Slide Works Co Ltd 2,644,941
2,284,467 Lenovo Group Ltd 3,339,022
238,827 Sunny Optical Technology Group Co Ltd 2,310,773
924,564 Taiwan Semiconductor Manufacturing Co Ltd 45,113,887
168,085 TOTVS SA 1,384,907
3,198,194 United Microelectronics Corp 4,827,305
TOTAL INFORMATION TECHNOLOGY 76,212,082
MATERIALS - 7.7%
2,146,141 (a) Amman Mineral Internasional PT 916,272
22,146 (a) Anglogold Ashanti Plc 1,534,600
18,269 APL Apollo Tubes Ltd 368,688
13,650 Asian Paints Ltd 386,076
1,651,300 Cemex SAB de CV 1,680,540
1,345,071 (a) Chandra Asri Pacific Tbk PT 562,131
438,981 Gerdau SA 1,543,931
42,919 Gold Fields Ltd 1,678,923
21,271 (a) Jindal Stainless Ltd 180,598
59,210 Klabin SA 198,351
938 Korea Zinc Co Ltd 680,087

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
5,238 (a) LG Chem Ltd $ 1,461,383
3,396 PI Industries Ltd 136,856
101,084 Pidilite Industries Ltd 1,644,969
1,165,910 Press Metal Aluminium Holdings Bhd 1,762,228
11,511 SABIC Agri-Nutrients Co 376,318
289,361 (a) Saudi Arabian Mining Co 4,957,520
206,501 Saudi Basic Industries Corp 3,361,702
2,453 Sociedad Quimica y Minera de Chile SA, Class B 118,252
16,453 Supreme Industries Ltd 706,614
17,273 Valterra Platinum Ltd 1,070,313
22,251 (a) Zangge Mining Co Ltd, Class A 183,888
TOTAL MATERIALS 25,510,240
REAL ESTATE - 1.7%
866,327 (a) Emaar Properties PJSC 3,349,309
99,060 (b) Lodha Developers Ltd 1,336,739
41,856 (a) Oberoi Realty Ltd 838,475
TOTAL REAL ESTATE 5,524,523
UTILITIES - 2.8%
491,182 China Yangtze Power Co Ltd, Class A 1,937,901
33,917 Engie Brasil Energia SA 251,930
236,898 ENN Energy Holdings Ltd 2,061,984
79,881 Manila Electric Co 794,059
264,931 (a) Petronas Gas Bhd 1,170,302
721,912 Power Grid Corp of India Ltd 2,343,314
164,376 Tenaga Nasional Bhd 521,230
TOTAL UTILITIES 9,080,720
TOTAL COMMON STOCKS
(Cost $236,675,549) 329,357,282
SHARES DESCRIPTION RATE VALUE
PREFERRED STOCK - 0.0%
CONSUMER DISCRETIONARY - 0.0%
$ 230,000 (c) TVS Motor Co Ltd 6.000% 26
TOTAL CONSUMER DISCRETIONARY 26
TOTAL PREFERRED STOCK
(Cost $0) 26
TOTAL LONG-TERM INVESTMENTS
(Cost $236,675,549) 329,357,308
OTHER ASSETS & LIABILITIES, NET - (0.1)% (429,747)
NET ASSETS - 100% $ 328,927,561
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $16,186,188 or 4.9% of Total Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.

Portfolio of Investments October 31, 2025
NUDM
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCK RIGHTS - 0.0%
INDUSTRIALS - 0.0%
2,618 (a) Ferrovial SE $ 1,441
TOTAL INDUSTRIALS 1,441
TOTAL COMMON STOCK RIGHTS
(Cost $1,452) 1,441
SHARES DESCRIPTION VALUE
COMMON STOCKS - 99.5%
COMMUNICATION SERVICES - 5.9%
23,110 CAR Group Ltd 540,105
192,941 (b) Informa PLC 2,453,336
39,126 Publicis Groupe SA 3,919,826
6,908 (b) REA Group Ltd 963,664
100,405 SoftBank Group Corp 17,639,553
189,753 Telenor ASA 2,824,646
13,790 Universal Music Group NV 370,375
5,593,486 Vodafone Group PLC 6,771,387
334,613 WPP PLC 1,263,943
TOTAL COMMUNICATION SERVICES 36,746,835
CONSUMER DISCRETIONARY - 10.7%
61,237 Amadeus IT Group SA 4,687,486
30,300 Asics Corp 775,521
4,200 (b) Bandai Namco Holdings Inc 130,917
173,614 Bridgestone Corp 7,622,765
199,345 Cie Generale des Etablissements Michelin SCA 6,371,033
34,388 Compass Group PLC 1,139,008
6,671 D'ieteren Group 1,220,399
665 Hermes International SCA 1,649,452
8,378 Industria de Diseno Textil SA 463,188
125,700 (b) Isuzu Motors Ltd 1,546,211
3,336 Kering SA 1,181,307
279,212 Oriental Land Co Ltd/Japan 5,654,743
723,147 Panasonic Holdings Corp 8,442,309
80,058 Prosus NV 5,537,715
246,400 (b) Rakuten Group Inc 1,614,623
55,400 (b) Sanrio Co Ltd 2,573,742
29,400 Sekisui House Ltd 631,874
460,622 Sony Group Corp 12,952,611
285,100 Yamaha Motor Co Ltd 2,063,461
TOTAL CONSUMER DISCRETIONARY 66,258,365
CONSUMER STAPLES - 8.5%
247,588 Ajinomoto Co Inc 7,028,024
1,100 Barry Callebaut AG 1,433,323
34 (b) Chocoladefabriken Lindt & Spruengli AG 5,218,063
22,359 (b) Coca-Cola Europacific Partners PLC 1,986,150
57,833 Coca-Cola HBC AG 2,624,490
95,275 Danone SA 8,432,233
31,681 (b) Henkel AG & Co KGaA 2,367,665
89,973 Mowi ASA 1,979,647
89,087 Orkla ASA 904,347
39,774 Reckitt Benckiser Group PLC 3,039,279
735,835 Tesco PLC 4,441,384
188,073 Unilever PLC 11,339,434
588,824 Wilmar International Ltd 1,416,127
24,832 Woolworths Group Ltd 461,842
TOTAL CONSUMER STAPLES 52,672,008

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
ENERGY - 0.4%
131,214 Neste Oyj $ 2,719,237
TOTAL ENERGY 2,719,237
FINANCIALS - 25.6%
165,223 3i Group PLC 9,551,466
25,322 Ageas SA/NV 1,677,612
181,031 AIB Group PLC 1,668,436
28,938 Allianz SE 11,629,976
200,931 AXA SA 8,726,955
1,095,978 Banco Santander SA 11,164,707
20,641 Commonwealth Bank of Australia 2,319,314
260,847 Deutsche Bank AG 9,312,093
274,945 DNB Bank ASA 7,019,734
7,781 Erste Group Bank AG 806,030
213,426 Generali 8,215,324
17,491 (b) Gjensidige Forsikring ASA 471,293
135,218 (b) Hong Kong Exchanges & Clearing Ltd 7,369,644
434,602 (b) Insurance Australia Group Ltd 2,236,271
1,600,662 Intesa Sanpaolo SpA 10,301,583
5,333,675 Lloyds Banking Group PLC 6,242,429
8,443 (b) London Stock Exchange Group PLC 1,052,269
7,859 Macquarie Group Ltd 1,124,471
45,398 (b) Mizrahi Tefahot Bank Ltd 2,960,315
289,863 Mizuho Financial Group Inc 9,688,128
227,714 (b) NatWest Group PLC 1,747,227
57,316 Societe Generale SA 3,629,220
168,150 Sompo Holdings Inc 5,138,750
459,522 (b) Sony Financial Group Inc 463,534
384,300 Sumitomo Mitsui Financial Group Inc 10,384,868
147,344 (b) Suncorp Group Ltd 1,892,525
452,132 Svenska Handelsbanken AB 5,939,517
236,523 Swedbank AB 7,200,964
61,743 Tokio Marine Holdings Inc 2,317,341
9,416 Zurich Insurance Group AG 6,556,891
TOTAL FINANCIALS 158,808,887
HEALTH CARE - 10.4%
1,240 (b) Argenx SE 1,009,862
291,923 Astellas Pharma Inc 3,057,465
124,700 (b) Chugai Pharmaceutical Co Ltd 5,705,821
35,615 CSL Ltd 4,161,802
151,453 Daiichi Sankyo Co Ltd 3,607,030
30,721 EssilorLuxottica SA 11,250,893
1,508 (b) Eurofins Scientific SE 106,416
386,327 GSK PLC 9,037,408
462 Lonza Group AG 318,954
32,597 Merck KGaA 4,268,386
3,701 (a),(b) NMC Health PLC –
119,981 Novartis AG 14,837,140
1,420,526 (b) Sigma Healthcare Ltd 2,892,143
17,666 UCB SA 4,536,802
TOTAL HEALTH CARE 64,790,122
INDUSTRIALS - 20.2%
159,732 ABB Ltd 11,871,207
36,993 ACS Actividades de Construccion y Servicios SA 3,040,031
107,245 Alstom SA 2,679,887
59,108 Bouygues SA 2,669,548
424,565 Brambles Ltd 6,909,642
101,814 Bunzl PLC 3,092,731
161,037 Computershare Ltd 3,855,324
32,930 Dai Nippon Printing Co Ltd 551,381
30,178 DCC PLC 1,986,438
9,635 DSV A/S 2,047,766

Portfolio of Investments October 31, 2025
(continued)
NUDM

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INDUSTRIALS (continued)
21,020 Eiffage SA $ 2,588,682
2,618 Ferrovial SE 160,754
735,426 (b) Grab Holdings Ltd 4,419,910
450,551 Keppel Ltd 3,527,692
250,111 Komatsu Ltd 8,387,092
7,900 (b) Kubota Corp 102,586
12,573 (b) Kuehne + Nagel International AG 2,412,011
360,324 Mitsubishi Electric Corp 10,097,165
482,627 MTR Corp Ltd 1,769,752
60,100 Recruit Holdings Co Ltd 3,007,048
111,619 RELX PLC 4,923,074
25,962 Schneider Electric SE 7,374,479
41,127 SGS SA 4,642,702
50,959 Siemens AG 14,442,500
102,852 Smiths Group PLC 3,402,635
109,269 Swire Pacific Ltd 902,585
440,521 Transurban Group 4,175,855
8,339 (c) VAT Group AG 3,638,931
313,750 (b) Vestas Wind Systems A/S 6,399,102
21,418 (b) Wartsila OYJ Abp 701,326
TOTAL INDUSTRIALS 125,779,836
INFORMATION TECHNOLOGY - 7.5%
22,159 ASML Holding NV 23,481,277
25,003 Logitech International SA 3,011,261
17,896 (b) Nice Ltd 2,428,515
301,603 (b) Nokia Oyj 2,041,321
59,083 SAP SE 15,306,070
TOTAL INFORMATION TECHNOLOGY 46,268,444
MATERIALS - 5.2%
122,267 Antofagasta PLC 4,481,881
16,451 Arkema SA 977,870
87,363 Boliden AB 3,948,246
1,098 (b) Covestro AG 76,799
19,407 (b) Evonik Industries AG 325,466
336,628 Fortescue Ltd 4,691,764
1,502 Givaudan SA 6,170,783
4,708 (b) James Hardie Industries PLC 99,274
79,700 (b) Nitto Denko Corp 1,993,858
119,266 (b) Northern Star Resources Ltd 1,921,492
10,453 (b) Novonesis (Novozymes) B 625,608
119,900 (b) Shin-Etsu Chemical Co Ltd 3,622,956
82,763 SIG Group AG 925,317
76,671 Sumitomo Metal Mining Co Ltd 2,526,751
TOTAL MATERIALS 32,388,065
REAL ESTATE - 2.4%
934,600 CapitaLand Ascendas REIT 2,025,104
711,400 CapitaLand Investment Ltd/Singapore 1,443,080
94,600 (b) Daiwa House Industry Co Ltd 3,213,409
1,609,028 Scentre Group 4,287,146
1,135,786 Sino Land Co Ltd 1,410,197
21,389 Unibail-Rodamco-Westfield 2,212,962
10,109 Vonovia SE 303,947
TOTAL REAL ESTATE 14,895,845
UTILITIES - 2.7%
396,877 EDP SA 1,974,308
154,704 Iberdrola SA 3,136,390
411,159 (b) Meridian Energy Ltd 1,393,863
532,951 National Grid PLC 7,982,501
51,923 (b) Orsted AS 929,382

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UTILITIES (continued)
20,128 Verbund AG $ 1,555,367
TOTAL UTILITIES 16,971,811
TOTAL COMMON STOCKS
(Cost $486,331,405) 618,299,455
TOTAL LONG-TERM INVESTMENTS
(Cost $486,332,857) 618,300,896
OTHER ASSETS & LIABILITIES, NET - 0.5% 2,951,750
NET ASSETS - 100% $ 621,252,646
REIT Real Estate Investment Trust
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $3,638,931 or 0.6% of Total Investments.

Portfolio of Investments October 31, 2025
NULC
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 5.6%
10,951 AT&T Inc $ 271,037
5,139 Comcast Corp, Class A 143,044
930 Electronic Arts Inc 186,056
1,883 (a) Liberty Media Corp-Liberty Formula One, Class C 188,018
621 (a) Netflix Inc 694,812
5,371 (a) Pinterest Inc, Class A 177,780
936 (a) Reddit Inc, Class A 195,577
1,983 (a) ROBLOX Corp, Class A 225,507
320 (a) Take-Two Interactive Software Inc 82,039
7,965 Verizon Communications Inc 316,529
4,236 Walt Disney Co/The 477,058
TOTAL COMMUNICATION SERVICES 2,957,457
CONSUMER DISCRETIONARY - 8.3%
1,951 (a) Aptiv PLC 158,226
6 (a) AutoZone Inc 22,047
97 Booking Holdings Inc 492,541
331 (a) Carvana Co 101,465
2,035 (a) Chipotle Mexican Grill Inc 64,489
886 (a) Deckers Outdoor Corp 72,209
1,591 (a) DoorDash Inc, Class A 404,703
2,887 eBay Inc 234,742
1,466 (a) Garmin Ltd 313,636
1,530 Home Depot Inc/The 580,773
593 Lowe's Cos Inc 141,211
1,033 McDonald's Corp 308,278
190 (a) MercadoLibre Inc 442,179
50 (a) O'Reilly Automotive Inc 4,722
6,954 (a) Rivian Automotive Inc, Class A 94,366
639 Royal Caribbean Cruises Ltd 183,284
5,101 TJX Cos Inc/The 714,854
377 Williams-Sonoma Inc 73,266
TOTAL CONSUMER DISCRETIONARY 4,406,991
CONSUMER STAPLES - 6.2%
1,321 Archer-Daniels-Midland Co 79,960
12,314 Coca-Cola Co/The 848,435
1,227 Colgate-Palmolive Co 94,540
117 (a) Dollar General Corp 11,543
663 (a) Dollar Tree Inc 65,717
2,111 Kroger Co/The 134,323
3,695 PepsiCo Inc 539,802
6,219 Procter & Gamble Co/The 935,151
4,238 Sysco Corp 314,799
2,473 Target Corp 229,296
TOTAL CONSUMER STAPLES 3,253,566
ENERGY - 2.3%
7,738 Baker Hughes Co 374,597
1,989 Cheniere Energy Inc 421,668
1,261 Halliburton Co 33,845
5,610 ONEOK Inc 375,870
TOTAL ENERGY 1,205,980
FINANCIALS - 14.9%
3,917 Aflac Inc 419,863
690 American Express Co 248,904
17,600 Bank of America Corp 940,720
1,000 Bank of New York Mellon Corp/The 107,930
933 Cboe Global Markets Inc 229,182
1,668 Fidelity National Information Services Inc 104,283
1,649 (a) Fiserv Inc 109,972

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIALS (continued)
253 Goldman Sachs Group Inc/The $ 199,711
2,452 Intercontinental Exchange Inc 358,703
2,810 Marsh & McLennan Cos Inc 500,601
1,787 Mastercard Inc, Class A 986,406
879 Moody's Corp 422,184
3,936 Morgan Stanley 645,504
1,377 PNC Financial Services Group Inc/The 251,371
100 Prudential Financial Inc 10,400
1,403 S&P Global Inc 683,556
898 Travelers Cos Inc/The 241,221
7,482 US Bancorp 349,260
3,195 Visa Inc, Class A 1,088,664
34 Willis Towers Watson PLC 10,645
TOTAL FINANCIALS 7,909,080
HEALTH CARE - 9.7%
2,409 AbbVie Inc 525,258
145 Agilent Technologies Inc 21,222
358 Amgen Inc 106,838
689 (a) Cooper Cos Inc/The 48,168
3,104 Danaher Corp 668,540
5,266 (a) Edwards Lifesciences Corp 434,182
586 Elevance Health Inc 185,879
1,349 Eli Lilly & Co 1,163,998
1,167 Gilead Sciences Inc 139,795
692 HCA Healthcare Inc 318,099
375 (a) IDEXX Laboratories Inc 236,066
79 (a) Insulet Corp 24,728
115 McKesson Corp 93,304
208 (a) Regeneron Pharmaceuticals Inc 135,574
525 STERIS PLC 123,743
1,032 (a) Veeva Systems Inc, Class A 300,518
716 (a) Vertex Pharmaceuticals Inc 304,708
168 West Pharmaceutical Services Inc 47,388
624 Zimmer Biomet Holdings Inc 62,749
1,322 Zoetis Inc 190,487
TOTAL HEALTH CARE 5,131,244
INDUSTRIALS - 9.0%
1,858 3M Co 309,357
1,092 Automatic Data Processing Inc 284,248
468 (a) Axon Enterprise Inc 342,684
1,632 Carrier Global Corp 97,088
725 Caterpillar Inc 418,514
665 Cintas Corp 121,875
5,325 (a) Copart Inc 229,028
982 Cummins Inc 429,802
118 Deere & Co 54,472
476 FedEx Corp 120,818
1,319 Ferguson Enterprises Inc 327,771
828 GE Vernova Inc 484,496
2,216 Ingersoll Rand Inc 169,147
777 Johnson Controls International plc 88,881
504 Parker-Hannifin Corp 389,506
436 (a) Rocket Lab Corp 27,459
166 Trane Technologies PLC 74,476
2,156 Union Pacific Corp 475,118
158 United Rentals Inc 137,646
1,147 Xylem Inc/NY 173,025
TOTAL INDUSTRIALS 4,755,411

Portfolio of Investments October 31, 2025
(continued)
NULC

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY - 38.5%
2,425 Accenture PLC, Class A $ 606,492
1,792 (a) Adobe Inc 609,836
2,075 (a) Advanced Micro Devices Inc 531,449
1,310 (a) Akamai Technologies Inc 98,381
723 Analog Devices Inc 169,276
2,057 Applied Materials Inc 479,487
4,000 (a) Arista Networks Inc 630,760
940 (a) Atlassian Corp, Class A 159,255
464 (a) Autodesk Inc 139,822
5,071 Broadcom Inc 1,874,394
1,234 (a) Cadence Design Systems Inc 417,943
1,111 Cisco Systems Inc 81,225
966 (a) Datadog Inc, Class A 157,274
616 (a) Docusign Inc 45,054
2,312 (a) Dynatrace Inc 116,918
59 (a) Fair Isaac Corp 97,912
364 (a) First Solar Inc 97,166
1,277 (a) GoDaddy Inc, Class A 170,007
11,801 Hewlett Packard Enterprise Co 288,180
8,452 HP Inc 233,867
318 (a) HubSpot Inc 156,431
8,516 Intel Corp 340,555
2,998 International Business Machines Corp 921,615
723 Intuit Inc 482,639
1,542 (a) Keysight Technologies Inc 282,124
2,809 Lam Research Corp 442,305
684 Marvell Technology Inc 64,118
736 (a) MongoDB Inc 264,828
641 Motorola Solutions Inc 260,701
1,795 NetApp Inc 211,415
1,076 (a) Nutanix Inc, Class A 76,654
24,446 NVIDIA Corp 4,950,071
1,497 (a) Okta Inc 137,020
2,658 (a) Palo Alto Networks Inc 585,398
640 (a) PTC Inc 127,066
3,568 Salesforce Inc 929,143
2,413 (a) Samsara Inc, Class A 96,930
1,907 Seagate Technology Holdings PLC 487,963
792 (a) ServiceNow Inc 728,070
1,064 (a) Synopsys Inc 482,864
745 Texas Instruments Inc 120,288
1,318 (a) Trade Desk Inc/The, Class A 66,269
2,169 (a) Trimble Inc 172,978
1,368 (a) Twilio Inc, Class A 184,516
83 (a) Tyler Technologies Inc 39,530
3,143 (a) Western Digital Corp 472,110
692 (a) Workday Inc, Class A 166,025
339 (a) Zscaler Inc 112,256
TOTAL INFORMATION TECHNOLOGY 20,366,580
MATERIALS - 2.0%
2,290 Ecolab Inc 587,156
2,518 International Paper Co 97,296
1,280 Newmont Corp 103,642
214 PPG Industries Inc 20,918
744 Steel Dynamics Inc 116,659
383 Vulcan Materials Co 110,878
TOTAL MATERIALS 1,036,549
REAL ESTATE - 1.7%
259 (a) CBRE Group Inc, Class A 39,480
126 Equinix Inc 106,597
767 Prologis Inc 95,177

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
REAL ESTATE (continued)
3,748 Welltower Inc $ 678,538
TOTAL REAL ESTATE 919,792
UTILITIES - 1.6%
377 American Water Works Co Inc 48,418
2,354 Consolidated Edison Inc 229,303
894 Exelon Corp 41,231
5,856 Sempra 538,401
TOTAL UTILITIES 857,353
TOTAL COMMON STOCKS
(Cost $41,636,120) 52,800,003
TOTAL LONG-TERM INVESTMENTS
(Cost $41,636,120) 52,800,003
OTHER ASSETS & LIABILITIES, NET - 0.2% 118,780
NET ASSETS - 100% $ 52,918,783
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments October 31, 2025
NULG
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
COMMUNICATION SERVICES - 4.6%
132,707 (a) Liberty Media Corp-Liberty Formula One, Class C $ 13,250,794
80,061 (a) Live Nation Entertainment Inc 11,971,522
35,324 (a) Netflix Inc 39,522,611
372,203 (a) Pinterest Inc, Class A 12,319,919
65,074 (a) Reddit Inc, Class A 13,597,212
TOTAL COMMUNICATION SERVICES 90,662,058
CONSUMER DISCRETIONARY - 11.2%
3,409 (a) AutoZone Inc 12,526,132
6,189 Booking Holdings Inc 31,426,133
15,248 (a) Burlington Stores Inc 4,171,700
60,827 (a) Carvana Co 18,645,908
284,214 (a) Chipotle Mexican Grill Inc 9,006,742
91,906 (a) Deckers Outdoor Corp 7,490,339
64,807 (a) DoorDash Inc, Class A 16,484,957
51,767 Expedia Group Inc 11,388,740
25,589 (b) Hyatt Hotels Corp 3,516,184
31,481 (a) Lululemon Athletica Inc 5,368,770
10,897 (a) MercadoLibre Inc 25,360,152
137,756 (a) O'Reilly Automotive Inc 13,009,677
169,412 (a) Rivian Automotive Inc, Class A 2,298,921
92,138 Royal Caribbean Cruises Ltd 26,427,942
248,314 TJX Cos Inc/The 34,798,724
TOTAL CONSUMER DISCRETIONARY 221,921,021
CONSUMER STAPLES - 2.0%
168,756 Colgate-Palmolive Co 13,002,650
415,503 (a) Monster Beverage Corp 27,768,065
TOTAL CONSUMER STAPLES 40,770,715
ENERGY - 0.6%
52,369 Cheniere Energy Inc 11,102,228
TOTAL ENERGY 11,102,228
FINANCIALS - 8.2%
94,205 Mastercard Inc, Class A 52,000,218
55,669 Moody's Corp 26,737,821
48,965 S&P Global Inc 23,856,237
175,658 Visa Inc, Class A 59,853,707
TOTAL FINANCIALS 162,447,983
HEALTH CARE - 7.8%
141,353 (a) Edwards Lifesciences Corp 11,654,555
69,499 Eli Lilly & Co 59,967,907
70,607 Gilead Sciences Inc 8,458,013
34,048 (a) IDEXX Laboratories Inc 21,433,556
6,113 (a) Mettler-Toledo International Inc 8,657,781
11,026 (a) Veeva Systems Inc, Class A 3,210,771
39,724 (a) Vertex Pharmaceuticals Inc 16,905,343
15,677 West Pharmaceutical Services Inc 4,422,011
139,209 Zoetis Inc 20,058,625
TOTAL HEALTH CARE 154,768,562
INDUSTRIALS - 9.4%
29,752 (a) Axon Enterprise Inc 21,785,307
59,359 Cintas Corp 10,878,724
554,562 (a) Copart Inc 23,851,712
36,344 GE Vernova Inc 21,266,328
86,160 Otis Worldwide Corp 7,992,201
71,713 Quanta Services Inc 32,208,460
35,341 Trane Technologies PLC 15,855,740
201,851 (a) Uber Technologies Inc 19,478,621
77,291 Veralto Corp 7,627,076

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INDUSTRIALS (continued)
27,220 WW Grainger Inc $ 26,648,380
TOTAL INDUSTRIALS 187,592,549
INFORMATION TECHNOLOGY - 53.3%
94,636 (a) Adobe Inc 32,205,577
232,547 (a) Advanced Micro Devices Inc 59,559,938
240,679 (a) Arista Networks Inc 37,952,672
104,148 (a) Atlassian Corp, Class A 17,644,754
86,884 (a) Autodesk Inc 26,181,625
100,124 (a) Bentley Systems Inc, Class B 5,089,303
355,603 Broadcom Inc 131,441,537
85,102 (a) Cadence Design Systems Inc 28,823,196
136,027 (a) Dynatrace Inc 6,878,885
12,533 (a) F5 Inc 3,171,476
31,759 (a) First Solar Inc 8,477,747
48,248 (a) Gartner Inc 11,981,908
88,875 (a) GoDaddy Inc, Class A 11,831,929
12,593 (a) HubSpot Inc 6,194,749
50,833 Intuit Inc 33,933,569
29,912 KLA Corp 36,155,831
236,292 Marvell Technology Inc 22,150,012
33,309 (a) MongoDB Inc 11,985,244
61,876 Motorola Solutions Inc 25,165,588
154,202 (a) Nutanix Inc, Class A 10,985,351
1,640,472 (c) NVIDIA Corp 332,179,175
104,252 (a) Okta Inc 9,542,186
83,706 (a) Palo Alto Networks Inc 18,435,409
74,818 (a) PTC Inc 14,854,366
193,670 (a) Pure Storage Inc, Class A 19,115,229
40,858 (a) ServiceNow Inc 37,559,942
50,093 (a) Synopsys Inc 22,733,205
167,336 (a) Trade Desk Inc/The, Class A 8,413,654
26,993 (a) Tyler Technologies Inc 12,855,686
34,266 (a) VeriSign Inc 8,216,987
120,483 (a) Workday Inc, Class A 28,906,281
53,359 (a) Zscaler Inc 17,669,299
TOTAL INFORMATION TECHNOLOGY 1,058,292,310
MATERIALS - 1.7%
95,162 Ecolab Inc 24,399,537
27,838 Sherwin-Williams Co/The 9,602,440
TOTAL MATERIALS 34,001,977
REAL ESTATE - 0.8%
46,917 (a) CBRE Group Inc, Class A 7,151,558
11,235 Equinix Inc 9,504,923
TOTAL REAL ESTATE 16,656,481
TOTAL COMMON STOCKS
(Cost $1,643,911,643) 1,978,215,884
TOTAL LONG-TERM INVESTMENTS
(Cost $1,643,911,643) 1,978,215,884
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
2,748,427 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4.060%(e) $ 2,748,427
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,748,427) 2,748,427
TOTAL INVESTMENTS - 99.7%
(Cost $1,646,660,070) 1,980,964,311
OTHER ASSETS & LIABILITIES, NET - 0.3% 5,039,280
NET ASSETS - 100% $ 1,986,003,591

Portfolio of Investments October 31, 2025
(continued)
NULG

See Notes to Financial Statements
Investments in Derivatives
x
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,630,302.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-mini Nasdaq-100 12 12/25 $ 5,845,245 $ 6,240,960 $ 395,715
Total $5,845,245 $6,240,960 $395,715

Portfolio of Investments October 31, 2025
NULV
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 8.2%
760,467 AT&T Inc $ 18,821,558
410,940 Comcast Corp, Class A 11,438,515
141,592 Electronic Arts Inc 28,326,896
136,622 (a) ROBLOX Corp, Class A 15,536,654
44,139 (a) Take-Two Interactive Software Inc 11,315,915
793,120 Verizon Communications Inc 31,518,589
316,225 Walt Disney Co/The 35,613,259
TOTAL COMMUNICATION SERVICES 152,571,386
CONSUMER DISCRETIONARY - 4.1%
259,339 eBay Inc 21,086,854
56,395 Home Depot Inc/The 21,406,978
45,222 Lowe's Cos Inc 10,768,715
65,582 PulteGroup Inc 7,861,314
189,641 (a) Rivian Automotive Inc, Class A 2,573,429
59,650 Williams-Sonoma Inc 11,592,381
TOTAL CONSUMER DISCRETIONARY 75,289,671
CONSUMER STAPLES - 9.1%
330,599 Archer-Daniels-Midland Co 20,011,158
94,935 Bunge Global SA 8,980,851
602,972 Coca-Cola Co/The 41,544,771
122,881 Hormel Foods Corp 2,653,001
986,258 Kenvue Inc 14,172,527
371,169 Keurig Dr Pepper Inc 10,080,950
149,245 Kraft Heinz Co/The 3,690,829
293,800 Procter & Gamble Co/The 44,178,706
245,727 Target Corp 22,783,807
TOTAL CONSUMER STAPLES 168,096,600
ENERGY - 3.5%
586,183 Baker Hughes Co 28,377,119
522,355 Halliburton Co 14,020,008
341,816 ONEOK Inc 22,901,672
TOTAL ENERGY 65,298,799
FINANCIALS - 20.7%
72,381 Aflac Inc 7,758,519
111,321 American Express Co 40,156,824
907,849 Bank of America Corp 48,524,529
265,559 Bank of New York Mellon Corp/The 28,661,783
22,851 Capital One Financial Corp 5,026,991
72,095 Cboe Global Markets Inc 17,709,416
10,756 Chubb Ltd 2,978,767
361,206 Citigroup Inc 36,564,883
309,573 Fidelity National Information Services Inc 19,354,504
30,598 Goldman Sachs Group Inc/The 24,153,143
57,697 Intercontinental Exchange Inc 8,440,494
31,819 Jack Henry & Associates Inc 4,739,122
117,366 Marsh & McLennan Cos Inc 20,908,753
206,975 Morgan Stanley 33,943,900
135,752 PNC Financial Services Group Inc/The 24,781,528
10,453 Regions Financial Corp 252,963
53,761 S&P Global Inc 26,192,897
95,854 Travelers Cos Inc/The 25,748,301
129,310 US Bancorp 6,036,191
4,459 Willis Towers Watson PLC 1,396,113
TOTAL FINANCIALS 383,329,621
HEALTH CARE - 14.7%
168,471 AbbVie Inc 36,733,417
35,281 Agilent Technologies Inc 5,163,727
607,277 Bristol-Myers Squibb Co 27,977,252

Portfolio of Investments October 31, 2025
(continued)
NULV

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE (continued)
113,103 Cardinal Health Inc $ 21,576,659
57,146 Cencora Inc 19,304,490
57,448 Cigna Group/The 14,040,866
150,849 Danaher Corp 32,489,858
201,958 (a) Edwards Lifesciences Corp 16,651,437
126,480 Gilead Sciences Inc 15,151,039
59,927 HCA Healthcare Inc 27,547,243
8,425 (a) Regeneron Pharmaceuticals Inc 5,491,415
103,039 (a) Solventum Corp 7,113,813
38,646 STERIS PLC 9,108,862
69,377 Stryker Corp 24,714,863
32,259 West Pharmaceutical Services Inc 9,099,296
1,871 Zoetis Inc 269,592
TOTAL HEALTH CARE 272,433,829
INDUSTRIALS - 13.3%
180,041 3M Co 29,976,826
80,720 Automatic Data Processing Inc 21,011,416
40,304 Broadridge Financial Solutions Inc 8,883,001
42,085 Caterpillar Inc 24,293,987
59,836 Deere & Co 27,622,092
9,142 Expeditors International of Washington Inc 1,114,410
16,174 FedEx Corp 4,105,285
111,828 Ferguson Enterprises Inc 27,789,258
73,812 Jacobs Solutions Inc 11,500,648
131,395 Johnson Controls International plc 15,030,274
38,789 Parker-Hannifin Corp 29,977,303
54,327 Rockwell Automation Inc 20,011,894
102,383 Union Pacific Corp 22,562,142
3,349 United Rentals Inc 2,917,582
TOTAL INDUSTRIALS 246,796,118
INFORMATION TECHNOLOGY - 17.5%
133,811 Accenture PLC, Class A 33,466,131
101,093 (a) Akamai Technologies Inc 7,592,084
28,009 Analog Devices Inc 6,557,747
156,036 Applied Materials Inc 36,371,992
25,804 (a) F5 Inc 6,529,702
35,210 (a) First Solar Inc 9,398,957
814,263 Hewlett Packard Enterprise Co 19,884,303
1,122,791 Intel Corp 44,900,412
158,292 International Business Machines Corp 48,660,544
19,798 (a) MongoDB Inc 7,123,716
24,188 NXP Semiconductors NV 5,058,195
161,636 Salesforce Inc 42,091,631
170,403 Texas Instruments Inc 27,513,268
105,306 (a) Twilio Inc, Class A 14,203,673
106,436 (a) Western Digital Corp 15,987,752
TOTAL INFORMATION TECHNOLOGY 325,340,107
MATERIALS - 1.9%
28,163 Ball Corp 1,323,661
61,494 Ecolab Inc 15,767,062
88,434 Newmont Corp 7,160,501
73,406 Steel Dynamics Inc 11,510,061
TOTAL MATERIALS 35,761,285
REAL ESTATE - 3.4%
35,645 American Tower Corp 6,379,742
41,921 (a) CBRE Group Inc, Class A 6,390,018
12,184 Equinix Inc 10,307,786
4,320 Iron Mountain Inc 444,744
59,546 Prologis Inc 7,389,063
183,321 Welltower Inc 33,188,434
TOTAL REAL ESTATE 64,099,787

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UTILITIES - 3.3%
35,775 American Water Works Co Inc $ 4,594,583
109,324 Atmos Energy Corp 18,773,117
232,959 Consolidated Edison Inc 22,692,536
342,136 Exelon Corp 15,779,313
TOTAL UTILITIES 61,839,549
TOTAL COMMON STOCKS
(Cost $1,672,268,803) 1,850,856,752
TOTAL LONG-TERM INVESTMENTS
(Cost $1,672,268,803) 1,850,856,752
OTHER ASSETS & LIABILITIES, NET - 0.3% 4,930,711
NET ASSETS - 100% $ 1,855,787,463
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments October 31, 2025
NUMG
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 100.0%
COMMUNICATION SERVICES - 7.1%
89,716 (a) Liberty Media Corp-Liberty Formula One, Class C $ 8,958,142
60,785 (a) Live Nation Entertainment Inc 9,089,181
43,318 (a) Take-Two Interactive Software Inc 11,105,436
TOTAL COMMUNICATION SERVICES 29,152,759
CONSUMER DISCRETIONARY - 12.6%
29,347 (a) Burlington Stores Inc 8,029,046
37,026 (a) Carvana Co 11,349,950
75,647 (a) Deckers Outdoor Corp 6,165,231
36,340 (a) Lululemon Athletica Inc 6,197,424
463,483 (a) Rivian Automotive Inc, Class A 6,289,464
77,053 Tapestry Inc 8,461,960
9,250 (a) Ulta Beauty Inc 4,808,890
TOTAL CONSUMER DISCRETIONARY 51,301,965
ENERGY - 2.7%
70,246 Targa Resources Corp 10,820,694
TOTAL ENERGY 10,820,694
FINANCIALS - 8.1%
66,008 (a) Ares Management Corp, Class A 9,816,050
127,560 Equitable Holdings Inc 6,301,464
678 FactSet Research Systems Inc 180,890
28,803 LPL Financial Holdings Inc 10,867,660
2,959 (a) Markel Group Inc 5,842,634
TOTAL FINANCIALS 33,008,698
HEALTH CARE - 14.1%
22,500 (a) IDEXX Laboratories Inc 14,163,975
68,518 (a) Incyte Corp 6,405,063
6,285 (a) Mettler-Toledo International Inc 8,901,383
46,842 (a) Veeva Systems Inc, Class A 13,640,390
21,365 (a) Waters Corp 7,469,204
24,898 West Pharmaceutical Services Inc 7,022,979
TOTAL HEALTH CARE 57,602,994
INDUSTRIALS - 19.7%
20,330 (a) Axon Enterprise Inc 14,886,236
94,923 Delta Air Lines Inc 5,446,682
16,454 EMCOR Group Inc 11,119,284
14,208 Lennox International Inc 7,175,040
32,651 (a) Paycom Software Inc 6,108,675
40,620 Quanta Services Inc 18,243,661
44,722 Veralto Corp 4,413,167
13,308 WW Grainger Inc 13,028,532
TOTAL INDUSTRIALS 80,421,277
INFORMATION TECHNOLOGY - 29.7%
126,085 (a) Bentley Systems Inc, Class B 6,408,900
160,696 (a) Dynatrace Inc 8,126,397
19,334 (a) F5 Inc 4,892,469
8,284 (a) Fair Isaac Corp 13,747,546
37,100 (a) First Solar Inc 9,903,474
24,928 (a) Gartner Inc 6,190,619
20,864 (a) HubSpot Inc 10,263,419
34,199 (a) MongoDB Inc 12,305,484
119,757 (a) Nutanix Inc, Class A 8,531,489
87,181 (a) Okta Inc 7,979,677
46,096 (a) PTC Inc 9,151,900
180,837 (a) Trade Desk Inc/The, Class A 9,092,484
4,556 (a) Tyler Technologies Inc 2,169,841
37,113 (a) Zscaler Inc 12,289,599
TOTAL INFORMATION TECHNOLOGY 121,053,298

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS - 1.8%
25,167 Vulcan Materials Co $ 7,285,846
TOTAL MATERIALS 7,285,846
REAL ESTATE - 4.2%
50,669 (a) CBRE Group Inc, Class A 7,723,476
134,715 (a) CoStar Group Inc 9,269,739
TOTAL REAL ESTATE 16,993,215
TOTAL COMMON STOCKS
(Cost $396,878,855) 407,640,746
TOTAL LONG-TERM INVESTMENTS
(Cost $396,878,855) 407,640,746
OTHER ASSETS & LIABILITIES, NET - 0.0% 131,082
NET ASSETS - 100% $ 407,771,828
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments October 31, 2025
NUMV
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 3.0%
77,217 Omnicom Group Inc $ 5,792,819
25,031 (a) Take-Two Interactive Software Inc 6,417,198
TOTAL COMMUNICATION SERVICES 12,210,017
CONSUMER DISCRETIONARY - 6.2%
14,009 Best Buy Co Inc 1,150,699
47,147 Genuine Parts Co 6,002,285
7,196 Pool Corp 1,921,764
54,785 PulteGroup Inc 6,567,078
222,558 (a) Rivian Automotive Inc, Class A 3,020,112
12,021 Tapestry Inc 1,320,146
91,807 Tractor Supply Co 4,967,677
644 Williams-Sonoma Inc 125,155
TOTAL CONSUMER DISCRETIONARY 25,074,916
CONSUMER STAPLES - 9.7%
122,471 Archer-Daniels-Midland Co 7,413,170
70,369 Bunge Global SA 6,656,907
63,681 Church & Dwight Co Inc 5,584,187
5,141 Clorox Co/The 578,157
38,513 (a) Dollar Tree Inc 3,817,409
111,460 General Mills Inc 5,195,151
54,337 Kellanova 4,513,231
49,232 Kraft Heinz Co/The 1,217,507
69,009 McCormick & Co Inc/MD 4,427,617
TOTAL CONSUMER STAPLES 39,403,336
ENERGY - 2.3%
195,239 Baker Hughes Co 9,451,520
TOTAL ENERGY 9,451,520
FINANCIALS - 14.7%
6,978 Arch Capital Group Ltd 602,271
28,821 Cboe Global Markets Inc 7,079,591
84,721 Equitable Holdings Inc 4,185,217
34,984 Fifth Third Bancorp 1,456,034
48,791 Hartford Insurance Group Inc/The 6,058,866
426 (a) Markel Group Inc 841,150
43,534 Nasdaq Inc 3,721,722
75,116 Prudential Financial Inc 7,812,064
18,881 Raymond James Financial Inc 2,995,848
256,285 Regions Financial Corp 6,202,097
28,905 State Street Corp 3,343,152
34,168 Synchrony Financial 2,541,416
51,463 T Rowe Price Group Inc 5,276,501
23,058 Willis Towers Watson PLC 7,219,460
TOTAL FINANCIALS 59,335,389
HEALTH CARE - 10.6%
10,219 Agilent Technologies Inc 1,495,653
23,342 (a) Biogen Inc 3,600,970
50,362 Cardinal Health Inc 9,607,559
7,529 (a) Centene Corp 266,301
17,754 Humana Inc 4,938,985
25,309 (a) IQVIA Holdings Inc 5,478,386
22,029 Labcorp Holdings Inc 5,594,485
1,904 (a) Mettler-Toledo International Inc 2,696,616
10,319 Quest Diagnostics Inc 1,815,628
6,622 Revvity Inc 619,753
28,103 STERIS PLC 6,623,877
TOTAL HEALTH CARE 42,738,213

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INDUSTRIALS - 17.9%
26,057 Allegion plc $ 4,319,469
23,829 Broadridge Financial Solutions Inc 5,251,912
5,632 CH Robinson Worldwide Inc 867,272
302,420 CNH Industrial NV 3,172,386
26,603 Expeditors International of Washington Inc 3,242,906
37,743 Ferguson Enterprises Inc 9,379,135
109,665 Fortive Corp 5,520,536
15,649 Jacobs Solutions Inc 2,438,271
23,857 JB Hunt Transport Services Inc 4,028,493
33,389 Owens Corning 4,250,753
19,291 Pentair PLC 2,051,598
68,357 TransUnion 5,549,221
10,673 United Rentals Inc 9,298,104
49,333 Veralto Corp 4,868,180
54,674 Xylem Inc/NY 8,247,573
TOTAL INDUSTRIALS 72,485,809
INFORMATION TECHNOLOGY - 11.9%
12,452 (a) Akamai Technologies Inc 935,145
12,136 (a) F5 Inc 3,071,015
31,594 (a) First Solar Inc 8,433,702
338,661 Hewlett Packard Enterprise Co 8,270,102
42,681 HP Inc 1,180,983
25,932 (a) Keysight Technologies Inc 4,744,519
2,956 (a) MongoDB Inc 1,063,628
1,813 NetApp Inc 213,535
546 Seagate Technology Holdings PLC 139,711
78,453 (a) Trimble Inc 6,256,627
19,823 (a) Twilio Inc, Class A 2,673,726
75,963 (a) Western Digital Corp 11,410,402
TOTAL INFORMATION TECHNOLOGY 48,393,095
MATERIALS - 6.6%
296 Avery Dennison Corp 51,767
105,172 Ball Corp 4,943,084
28,082 Crown Holdings Inc 2,729,009
86,507 International Paper Co 3,342,630
4,036 Martin Marietta Materials Inc 2,474,472
62,605 PPG Industries Inc 6,119,639
45,080 Steel Dynamics Inc 7,068,544
TOTAL MATERIALS 26,729,145
REAL ESTATE - 10.1%
28,825 AvalonBay Communities Inc 5,013,244
88,050 BXP Inc 6,268,279
37,134 (a) CBRE Group Inc, Class A 5,660,336
86,988 Equity Residential 5,170,567
346,868 Healthpeak Properties Inc 6,226,280
71,117 Iron Mountain Inc 7,321,495
86,197 Kimco Realty Corp 1,780,830
745 Regency Centers Corp 51,368
23,578 Ventas Inc 1,739,821
22,313 WP Carey Inc 1,472,658
TOTAL REAL ESTATE 40,704,878
UTILITIES - 6.9%
42,698 Atmos Energy Corp 7,332,100
181,799 CenterPoint Energy Inc 6,951,994
149,384 Essential Utilities Inc 5,830,457

Portfolio of Investments October 31, 2025
(continued)
NUMV

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UTILITIES (continued)
105,481 Eversource Energy $ 7,785,553
TOTAL UTILITIES 27,900,104
TOTAL COMMON STOCKS
(Cost $371,660,688) 404,426,422
TOTAL LONG-TERM INVESTMENTS
(Cost $371,660,688) 404,426,422
OTHER ASSETS & LIABILITIES, NET - 0.1% 490,068
NET ASSETS - 100% $ 404,916,490
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments October 31, 2025
NUSC
See Notes to Financial Statements
ris
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCK RIGHTS - 0.0%
FINANCIALS - 0.0%
109,166 (a) Sycamore Partners LLC $ 57,858
TOTAL FINANCIALS 57,858
HEALTH CARE - 0.0%
26,689 (a) Bristol-Myers Squibb Co 18,682
23,934 (a) CinCor Pharma Inc 73,238
117,949 (a) Roche Holding AG 40,103
44,361 (a) Zimmer Biomet Holdings Inc 3,993
TOTAL HEALTH CARE 136,016
TOTAL COMMON STOCK RIGHTS
(Cost $0) 193,874
SHARES DESCRIPTION VALUE
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 4.0%
456,882 (b) AMC Entertainment Holdings Inc, Class A 1,183,324
7,566 (b),(c) Atlanta Braves Holdings Inc, Class A 326,397
48,676 (b) Atlanta Braves Holdings Inc, Class C 1,982,087
62,941 (b) Cars.com Inc 675,986
110,641 (b) Cinemark Holdings Inc 2,988,414
234,808 (b) Clear Channel Outdoor Holdings Inc 425,003
49,309 Cogent Communications Holdings Inc 2,033,996
112,424 (b) DoubleVerify Holdings Inc 1,279,385
49,343 (b) Frontier Communications Parent Inc 1,863,192
370,054 (b),(c) fuboTV Inc, Class A 1,398,804
147,662 (b) Gannett Co Inc 782,609
54,487 (b),(c) Globalstar Inc 2,964,638
77,043 (b) Gogo Inc 701,091
15,099 (b),(c) Ibotta Inc, Class A 487,094
48,173 (b),(c) IMAX Corp 1,565,141
15,832 Interpublic Group of Cos Inc/The 406,249
12,304 Iridium Communications Inc 235,622
1,039,532 (b) Lumen Technologies Inc 10,686,389
150,441 (b) Magnite Inc 2,689,885
24,306 Marcus Corp/The 350,006
91,381 New York Times Co/The, Class A 5,207,803
28,580 (b) Paramount Skydance Corp 439,851
57,024 (b) QuinStreet Inc 843,385
157,204 Sirius XM Holdings Inc 3,409,755
16,060 TEGNA Inc 315,900
156,029 Uniti Group Inc 898,725
155,403 (b) Vimeo Inc 1,212,143
44,339 (b) Ziff Davis Inc 1,503,092
51,010 (b) ZoomInfo Technologies Inc 572,332
TOTAL COMMUNICATION SERVICES 49,428,298
CONSUMER DISCRETIONARY - 11.8%
38,385 (b) Abercrombie & Fitch Co, Class A 2,784,832
367,038 ADT Inc 3,244,616
63,345 (c) Advance Auto Parts Inc 2,985,450
214,757 Aramark 8,134,995
53,925 (c) Arko Corp 237,540
61,133 (b) Bright Horizons Family Solutions Inc 6,677,558
47,452 (b) Brinker International Inc 5,156,134
126,227 (b) Capri Holdings Ltd 2,619,210
11,735 Carter's Inc 368,479
148,350 (b) Coursera Inc 1,249,107
51,437 (b) Crocs Inc 4,201,888
29,161 (b) Dave & Buster's Entertainment Inc 428,375

Portfolio of Investments October 31, 2025
(continued)
NUSC

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY (continued)
38,273 (b) Five Below Inc 6,019,195
78,750 (b) Frontdoor Inc 5,231,362
44,674 Gap Inc/The 1,020,801
100,918 (b),(c) Global Business Travel Group I 793,215
165,443 (b) Goodyear Tire & Rubber Co/The 1,139,902
6,680 Group 1 Automotive Inc 2,655,567
334,024 (b) Hanesbrands Inc 2,207,899
100,261 Harley-Davidson Inc 2,705,042
80,506 Hasbro Inc 6,143,413
24,185 (b) Helen of Troy Ltd 450,567
63,719 (b) Hilton Grand Vacations Inc 2,641,152
4,673 KB Home 291,689
33,673 (b),(c) KinderCare Learning Cos Inc 198,671
23,986 Kohl's Corp 390,252
18,751 Kontoor Brands Inc 1,517,331
26,629 LCI Industries 2,755,835
58,406 Leggett & Platt Inc 545,512
103,962 Levi Strauss & Co, Class A 2,108,349
21,848 Lithia Motors Inc 6,862,020
130,550 (b),(c) Lucid Group Inc 2,317,264
52,481 Macy's Inc 1,022,855
20,355 (b) MarineMax Inc 504,193
4,200 Marriott Vacations Worldwide Corp 277,116
3,388 Meritage Homes Corp 228,893
167,330 (b) Mobileye Global Inc, Class A 2,200,389
53,093 (b) Modine Manufacturing Co 8,134,378
11,401 Murphy USA Inc 4,083,838
80,597 (b) National Vision Holdings Inc 2,075,373
448,081 Newell Brands Inc 1,523,475
1,785 (b) Ollie's Bargain Outlet Holdings Inc 215,646
14,355 (b) Oxford Industries Inc 528,982
101,448 (b) Petco Health & Wellness Co Inc 322,605
51,483 (b) Planet Fitness Inc 4,668,993
21,689 (b) Pursuit Attractions and Hospitality Inc 769,526
20,611 PVH Corp 1,614,460
96,355 (b) RealReal Inc/The 1,176,495
222,118 (b) Sabre Corp 454,231
39,949 (b),(c) Savers Value Village Inc 367,930
76,025 Service Corp International/US 6,348,848
116,175 (b) Sonos Inc 1,994,725
20,240 Standard Motor Products Inc 751,511
46,422 (b) Stride Inc 3,158,553
100,353 (b) ThredUp Inc, Class A 882,103
13,417 (b) TopBuild Corp 5,668,414
145,385 (b) Topgolf Callaway Brands Corp 1,368,073
4,525 (b) Tri Pointe Homes Inc 144,121
234,879 VF Corp 3,297,701
77,035 (b) Victoria's Secret & Co 2,715,484
34,545 (b) Warby Parker Inc, Class A 676,737
17,829 Whirlpool Corp 1,277,091
29,552 Winnebago Industries Inc 1,114,406
8,667 (b) XPEL Inc 295,545
TOTAL CONSUMER DISCRETIONARY 145,945,912
CONSUMER STAPLES - 3.6%
36,056 Andersons Inc/The 1,669,753
20,950 Casey's General Stores Inc 10,751,331
129,003 Conagra Brands Inc 2,217,562
169,234 (b) Darling Ingredients Inc 5,423,950
10,150 (b) Edgewell Personal Care Co 196,808
52,140 (b) Freshpet Inc 2,565,809
16,047 Ingredion Inc 1,851,984
142,722 Lamb Weston Holdings Inc 8,810,229

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER STAPLES (continued)
26,449 (b) Sprouts Farmers Market Inc 2,088,413
64,758 (b) United Natural Foods Inc 2,438,139
63,589 (b) US Foods Holding Corp 4,617,833
38,521 (b) Vital Farms Inc 1,265,415
1,964 WD-40 Co 381,566
TOTAL CONSUMER STAPLES 44,278,792
ENERGY - 2.7%
49,446 (b) Core Laboratories Inc 788,169
65,206 (b) Delek US Holdings Inc 2,462,179
25,310 Excelerate Energy Inc, Class A 655,782
106,405 (b) Expro Group Holdings NV 1,444,980
41,888 (b) Innovex International Inc 840,692
399,328 NOV Inc 5,830,189
339,349 TechnipFMC PLC 14,032,081
77,150 Weatherford International PLC 5,685,183
59,756 World Kinect Corp 1,544,693
TOTAL ENERGY 33,283,948
FINANCIALS - 16.2%
14,679 Affiliated Managers Group Inc 3,493,015
1,087,335 AGNC Investment Corp 10,873,350
25,044 Ally Financial Inc 975,965
21,941 Amalgamated Financial Corp 598,112
74,448 (b),(c) Baldwin Insurance Group Inc/The 1,645,301
134,316 Banc of California Inc 2,279,343
47,308 (b) Bancorp Inc/The 3,092,524
2,421 Banner Corp 146,204
6,760 Bar Harbor Bankshares 198,271
33,099 Beacon Financial Corp 805,630
28,598 Bread Financial Holdings Inc 1,791,665
31,532 (b) Burford Capital Ltd 313,743
94,626 Cadence Bank 3,571,185
12,666 Cass Information Systems Inc 500,687
9,606 Central Pacific Financial Corp 273,867
70,710 (b) Compass Diversified Holdings 451,130
17,463 Crawford & Co, Class A 189,124
20,866 (b) CVB Financial Corp 383,308
27,697 (b) Donnelley Financial Solutions Inc 1,272,677
115,290 East West Bancorp Inc 11,713,464
24,406 (b) Encore Capital Group Inc 1,014,801
12,778 Essent Group Ltd 773,963
109,780 First American Financial Corp 6,862,348
172,146 First BanCorp/Puerto Rico 3,355,126
93,690 First Interstate BancSystem Inc, Class A 2,927,813
116,495 (b) Flywire Corp 1,551,713
237,876 Franklin Resources Inc 5,378,376
125,304 Glacier Bancorp Inc 5,118,668
13,020 (b) Globe Life Inc 1,712,260
128,912 HA Sustainable Infrastructure Capital Inc 3,572,152
33,422 Hanmi Financial Corp 882,341
23,029 Independent Bank Corp/MI 695,936
174,341 Invesco Ltd 4,131,882
28,154 (b) Invesco Mortgage Capital Inc 212,000
76,159 Jackson Financial Inc, Class A 7,677,589
23,584 Kinsale Capital Group Inc 9,421,100
60,731 KKR Real Estate Finance Trust Inc 494,350
8,233 Lazard Inc 401,770
115,131 Lincoln National Corp 4,835,502
16,047 MarketAxess Holdings Inc 2,568,483
53,727 MGIC Investment Corp 1,473,194
24,145 Morningstar Inc 5,125,984
4,279 (b) NMI Holdings Inc 155,884
263,782 Old National Bancorp/IN 5,389,066

Portfolio of Investments October 31, 2025
(continued)
NUSC

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIALS (continued)
28,550 (b) Palomar Holdings Inc 3,254,986
25,654 Pathward Financial Inc 1,746,011
29,429 PennyMac Financial Services Inc 3,702,462
38,041 Peoples Bancorp Inc/OH 1,087,973
24,270 PJT Partners Inc, Class A 3,910,140
39,600 (b) PRA Group Inc 542,916
11,995 Primerica Inc 3,117,141
131,852 (b) Provident Financial Services Inc 2,411,573
11,404 Reinsurance Group of America Inc 2,080,774
5,681 Renasant Corp 191,052
10,515 Selective Insurance Group Inc 792,200
138,519 SLM Corp 3,719,235
53,724 (b) SOUTHSTATE BANK CORP 4,762,633
309,686 Starwood Property Trust Inc 5,630,091
13,006 Stewart Information Services Corp 887,920
102,469 Synovus Financial Corp 4,574,216
43,524 Unum Group 3,195,532
465,757 Valley National Bancorp 5,062,779
46,660 Victory Capital Holdings Inc, Class A 2,905,518
62,921 Voya Financial Inc 4,685,098
36,308 Walker & Dunlop Inc 2,901,735
112,071 Western Alliance Bancorp 8,668,692
31,298 (b) Western Union Co/The 292,010
34,788 (b) WEX Inc 5,074,873
131,840 WisdomTree Inc 1,576,806
63,520 Zions Bancorp NA 3,310,027
TOTAL FINANCIALS 200,385,259
HEALTH CARE - 12.1%
85,205 (b) AdaptHealth Corp 765,993
180,479 (b) agilon health Inc 143,752
114,676 (b) Alignment Healthcare Inc 1,933,437
166,615 (b) Alkermes PLC 5,115,081
17,714 (b) AMN Healthcare Services Inc 348,789
94,430 (b) Avadel Pharmaceuticals PLC 1,783,783
43,444 (b) Azenta Inc 1,312,009
93,719 (b) Biohaven Ltd 1,611,967
72,465 (b) BrightSpring Health Services Inc 2,394,968
114,072 (b) Brookdale Senior Living Inc 1,057,448
28,480 Bruker Corp 1,109,011
55,769 (b) CareDx Inc 836,535
30,423 (b) Castle Biosciences Inc 775,787
124,030 (b) Catalyst Pharmaceuticals Inc 2,638,118
63,047 (b) Celldex Therapeutics Inc 1,685,246
27,375 (b) Charles River Laboratories International Inc 4,929,416
6,698 Chemed Corp 2,888,847
92,697 (b) Crinetics Pharmaceuticals Inc 4,032,320
106,507 (b) Cytokinetics Inc 6,772,780
95,676 (b) Dynavax Technologies Corp 981,636
217,655 (b) Elanco Animal Health Inc 4,821,058
12,998 Embecta Corp 173,393
34,337 (b) Enliven Therapeutics Inc 804,173
29,838 (b) Enovis Corp 932,139
10,502 Ensign Group Inc/The 1,891,410
19,081 (b),(c) Establishment Labs Holdings Inc 914,934
136,636 (b) Exact Sciences Corp 8,838,983
503,823 (b) Geron Corp 634,817
42,109 (b) Glaukos Corp 3,708,540
6,548 (b) Guardant Health Inc 609,095
23,795 (b) Haemonetics Corp 1,189,988
37,960 (b) Halozyme Therapeutics Inc 2,474,612
37,535 (b) HealthEquity Inc 3,550,060
182,306 (b),(c) Hims & Hers Health Inc 8,287,631

See Notes to Financial Statements
SHARES DESCRIPTION VALUE VALUE
HEALTH CARE (continued)
16,693 (b) ICU Medical Inc $ 2,004,662
1,984 (b) Integer Holdings Corp 128,107
34,088 (b) Integra LifeSciences Holdings Corp 409,397
161,117 (b) Ionis Pharmaceuticals Inc 11,970,993
21,867 (b) iRhythm Technologies Inc 4,095,689
16,981 (b) Jazz Pharmaceuticals PLC 2,337,265
63,731 (b),(c) Mind Medicine MindMed Inc 904,980
371,336 (b) Moderna Inc 10,085,486
23,441 (b) MoonLake Immunotherapeutics 236,754
96,746 (b) Myriad Genetics Inc 777,838
139,238 (b) NeoGenomics Inc 1,360,355
114,302 (b) Novocure Ltd 1,464,209
48,674 (b) Omnicell Inc 1,633,986
122,731 Organon & Co 828,434
73,559 (b) Owens & Minor Inc 292,029
15,138 (b) Pediatrix Medical Group Inc 256,892
17,818 (b) Pennant Group Inc/The 440,639
5,699 (b) Penumbra Inc 1,295,782
90,837 (b) Perrigo Co PLC 1,883,959
21,470 Phibro Animal Health Corp, Class A 903,028
59,343 (b) PROCEPT BioRobotics Corp 2,019,442
54,177 (b) QuidelOrtho Corp 1,462,237
7,474 (b) RadNet Inc 567,949
29,546 (b) Repligen Corp 4,404,127
12,720 (b) SI-BONE Inc 188,638
118,257 (b) Sotera Health Co 1,963,066
16,536 (b) STAAR Surgical Co 427,786
69,258 (b),(c) Tempus AI Inc 6,222,831
7,726 (b) UFP Technologies Inc 1,488,337
83,689 (b) Veracyte Inc 3,019,499
69,703 (b) Xenon Pharmaceuticals Inc 2,921,950
TOTAL HEALTH CARE 149,944,102
INDUSTRIALS - 20.3%
54,328 (c) AAON Inc 5,345,332
3,741 Acuity Inc 1,365,652
40,241 (b) Aebi Schmidt Holding AG 448,687
2,109 AGCO Corp 217,564
113,204 Air Lease Corp 7,229,207
11,685 Allison Transmission Holdings Inc 964,597
16,274 Applied Industrial Technologies Inc 4,183,883
1,792 Arcosa Inc 182,784
91,176 (b) ATI Inc 9,023,689
13,175 AZZ Inc 1,315,524
5,253 (b) CACI International Inc, Class A 2,953,499
43,175 Carpenter Technology Corp 13,638,982
334,616 (b) Clarivate PLC 1,137,694
20,399 Comfort Systems USA Inc 19,696,866
178,440 (b) Core & Main Inc, Class A 9,310,999
32,978 Crane Co 6,265,820
30,564 CSG Systems International Inc 2,392,244
3,120 (b) Dayforce Inc 214,469
113,464 (b) DNOW Inc 1,667,921
11,438 Douglas Dynamics Inc 345,771
57,439 (b) Energy Recovery Inc 982,781
57,760 Enerpac Tool Group Corp 2,370,470
1,086 Enpro Inc 251,963
51,359 (b) Everus Construction Group Inc 4,668,020
173,497 (b) ExlService Holdings Inc 6,783,733
72,036 (b) First Advantage Corp 909,815
34,169 (b) FTI Consulting Inc 5,638,227
1,352 (b) GATX Corp 212,061
28,918 (b) Generac Holdings Inc 4,858,802

Portfolio of Investments October 31, 2025
(continued)
NUSC

See Notes to Financial Statements
SHARES DESCRIPTION VALUE VALUE
INDUSTRIALS (continued)
59,896 (b) Great Lakes Dredge & Dock Corp $ 679,820
33,380 Greenbrier Cos Inc/The 1,394,283
29,761 Herc Holdings Inc 4,227,550
51,543 Hexcel Corp 3,680,170
75,506 Hillenbrand Inc 2,385,990
49,105 HNI Corp 2,009,377
18,198 (b) Huron Consulting Group Inc 2,992,479
61,810 Interface Inc 1,539,069
22,568 JBT Marel Corp 2,845,825
73,983 KBR Inc 3,169,432
147,412 (b) Kratos Defense & Security Solutions Inc 13,355,527
6,395 Lindsay Corp 711,380
11,486 McGrath RentCorp 1,234,056
54,089 (b) Mercury Systems Inc 4,187,029
71,452 (b) MillerKnoll Inc 1,116,080
89,706 (b) MRC Global Inc 1,251,399
29,764 Mueller Water Products Inc, Class A 763,744
3,132 (b) MYR Group Inc 681,836
157,449 (b) NEXTracker Inc, Class A 15,936,988
66,522 nVent Electric PLC 7,606,791
104,833 (b) OPENLANE Inc 2,769,688
184,877 Pitney Bowes Inc 1,826,585
44,563 Primoris Services Corp 6,306,556
10,070 (b) Resideo Technologies Inc 430,996
19,481 Robert Half Inc 510,207
7,871 Rush Enterprises Inc 412,991
65,089 Rush Enterprises Inc, Class A 3,216,047
100,102 (b) RXO Inc 1,774,808
27,149 Ryder System Inc 4,594,425
14,454 (b) Saia Inc 4,227,795
180,520 (b) Shoals Technologies Group Inc, Class A 1,897,265
15,393 (b) SiteOne Landscape Supply Inc 1,997,550
38,059 (b) SPX Technologies Inc 8,521,030
231,268 (b) Sunrun Inc 4,801,124
18,039 TriNet Group Inc 1,082,340
19,833 Trinity Industries Inc 542,829
133,899 (b) Upwork Inc 2,134,350
18,717 (b) V2X Inc 1,068,554
20,441 Valmont Industries Inc 8,450,923
12,367 WESCO International Inc 3,209,607
52,875 (b) WillScot Holdings Corp 1,150,031
26,331 (b) XPO Inc 3,788,241
TOTAL INDUSTRIALS 251,059,823
INFORMATION TECHNOLOGY - 15.5%
112,162 (b) ACI Worldwide Inc 5,342,276
116,654 Adeia Inc 1,987,784
17,730 (b) Advanced Energy Industries Inc 3,594,403
22,658 (b) Agilysys Inc 2,842,673
7,491 (b) Appfolio Inc, Class A 1,905,935
111,100 (b) Arlo Technologies Inc 2,148,674
80,874 (b) Asana Inc 1,136,280
31,492 Badger Meter Inc 5,682,731
31,231 Belden Inc 3,805,497
38,072 Benchmark Electronics Inc 1,668,315
28,173 (b) BILL Holdings Inc 1,399,071
39,692 (b) Blackbaud Inc 2,541,876
42,523 (b) Calix Inc 2,909,424
30,841 (b) Ciena Corp 5,857,323
54,758 (b) Cirrus Logic Inc 7,263,649
219,347 (b) CommScope Holding Co Inc 3,794,703
38,810 (b) Commvault Systems Inc 5,403,128
76,795 (b) Confluent Inc, Class A 1,794,699

See Notes to Financial Statements
SHARES DESCRIPTION VALUE VALUE
INFORMATION TECHNOLOGY (continued)
13,731 (b) Diebold Nixdorf Inc $ 812,189
33,722 Dolby Laboratories Inc, Class A 2,236,443
313,599 (b),(c) D-Wave Quantum Inc 11,621,979
11,172 (b) DXC Technology Co 158,642
16,359 (b) Elastic NV 1,459,550
140,193 (b) Enphase Energy Inc 4,277,289
28,495 (b) ePlus Inc 2,084,694
33,952 (b) Gitlab Inc, Class A 1,655,160
38,655 (b) Guidewire Software Inc 9,031,354
119,166 (b) Harmonic Inc 1,275,076
23,839 (b) Insight Enterprises Inc 2,383,900
59,765 (b) Intapp Inc 2,293,781
27,696 InterDigital Inc 10,024,844
46,957 (b) Itron Inc 4,711,196
44,035 (b) Knowles Corp 1,039,666
131,673 (b) Lattice Semiconductor Corp 9,606,862
7,755 (b) Lumentum Holdings Inc 1,563,098
227,560 (b) Mirion Technologies Inc 6,683,437
79,678 (b) N-able Inc/US 623,879
138,023 (b) NCR Voyix Corp 1,574,842
28,783 (b) NETGEAR Inc 999,346
79,641 (b),(c) NextNav Inc 1,063,207
27,723 (b) Novanta Inc 3,521,098
33,762 (b) Onto Innovation Inc 4,556,520
42,735 (b),(c) PAR Technology Corp 1,510,255
17,492 Pegasystems Inc 1,113,366
28,838 (b) Plexus Corp 4,034,436
119,094 (b) Procore Technologies Inc 8,791,519
17,505 (b) Q2 Holdings Inc 1,081,109
120,319 (b) Ralliant Corp 5,284,411
85,205 (b) Rambus Inc 8,762,482
98,838 (b) Ribbon Communications Inc 332,096
17,361 (b) Rogers Corp 1,519,782
34,652 (b) Silicon Laboratories Inc 4,542,184
63,371 (b),(c) SolarEdge Technologies Inc 2,223,688
27,849 (b) SPS Commerce Inc 2,290,302
1,476 TD SYNNEX Corp 230,979
12,942 (b),(c) UiPath Inc, Class A 205,260
76,222 (b) Unity Software Inc 2,888,814
125,904 Xerox Holdings Corp 418,001
TOTAL INFORMATION TECHNOLOGY 191,565,177
MATERIALS - 4.3%
4,501 AptarGroup Inc 522,161
97,770 Avient Corp 3,135,484
233,165 (b) Axalta Coating Systems Ltd 6,638,207
33,102 (b) Balchem Corp 5,077,516
21,257 Commercial Metals Co 1,261,815
39,326 Compass Minerals International Inc 681,913
138,142 (b) Constellium SE 2,172,974
132,810 FMC Corp 2,014,728
48,225 Graphic Packaging Holding Co 771,118
18,330 (b) Hawkins Inc 2,600,110
57,572 HB Fuller Co 3,302,906
469,707 Hecla Mining Co 6,045,129
17,041 (b) Kaiser Aluminum Corp 1,542,722
14,002 (b) Knife River Corp 846,561
21,074 Koppers Holdings Inc 594,708
56,551 Louisiana-Pacific Corp 4,926,157
33,732 (b) Magnera Corp 306,622
22,253 Materion Corp 2,550,861
4,293 Minerals Technologies Inc 243,628
18,758 Royal Gold Inc 3,278,711

Portfolio of Investments October 31, 2025
(continued)
NUSC

See Notes to Financial Statements
SHARES DESCRIPTION VALUE VALUE
MATERIALS (continued)
21,978 (b) Ryerson Holding Corp $ 484,835
38,482 Sensient Technologies Corp 3,628,468
22,619 Stepan Co 980,534
TOTAL MATERIALS 53,607,868
REAL ESTATE - 5.8%
64,869 Armada Hoffler Properties Inc 424,243
182,298 Brandywine Realty Trust 625,282
234,587 CareTrust REIT Inc 8,128,439
14,945 CBL & Associates Properties Inc 441,924
29,624 Community Healthcare Trust Inc 434,288
76,300 CubeSmart 2,874,221
30,240 EastGroup Properties Inc 5,277,787
103,835 Empire State Realty Trust Inc, Class A 767,341
109,981 Essential Properties Realty Trust Inc 3,286,232
87,004 eXp World Holdings Inc 890,921
693,529 Host Hotels & Resorts Inc 11,110,335
12,769 (b) Jones Lang LaSalle Inc 3,895,694
108,791 Kennedy-Wilson Holdings Inc 822,460
45,673 Kilroy Realty Corp 1,929,684
136,332 Macerich Co/The 2,338,094
18,827 (b) Outfront Media Inc 333,050
214,275 Park Hotels & Resorts Inc 2,204,890
125,152 Pebblebrook Hotel Trust 1,309,090
22,876 Piedmont Realty Trust Inc 184,381
251,661 Rexford Industrial Realty Inc 10,398,632
62,954 Ryman Hospitality Properties Inc 5,471,332
104,798 Sabra Health Care REIT Inc 1,867,500
13,620 SL Green Realty Corp 699,387
39,929 St Joe Co/The 2,267,169
199,282 Sunstone Hotel Investors Inc 1,763,646
104,091 Xenia Hotels & Resorts Inc 1,280,319
TOTAL REAL ESTATE 71,026,341
UTILITIES - 3.4%
24,913 Chesapeake Utilities Corp 3,170,927
206,788 MDU Resources Group Inc 3,966,194
107,502 New Jersey Resources Corp 4,762,338
66,279 ONE Gas Inc 5,314,913
60,999 Ormat Technologies Inc 6,488,464
61,149 Southwest Gas Holdings Inc 4,861,345
62,717 Spire Inc 5,418,749
228,544 UGI Corp 7,640,226
TOTAL UTILITIES 41,623,156
TOTAL COMMON STOCKS
(Cost $1,142,159,262) 1,232,148,676
TOTAL LONG-TERM INVESTMENTS
(Cost $1,142,159,262) 1,232,342,550
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.7%
20,743,845 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4.060%(e) $ 20,743,845
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $20,743,845) 20,743,845
TOTAL INVESTMENTS - 101.4%
(Cost $1,162,903,107) 1,253,086,395
OTHER ASSETS & LIABILITIES, NET - (1.4)% (17,633,712)
NET ASSETS - 100% $ 1,235,452,683

See Notes to Financial Statements
REIT Real Estate Investment Trust
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $19,956,176.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments October 31, 2025
NDVG
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.0%
COMMON STOCKS - 98.0%
COMMUNICATION SERVICES - 2.7%
5,510 Comcast Corp, Class A $ 153,371
309 Meta Platforms Inc 200,340
TOTAL COMMUNICATION SERVICES 353,711
CONSUMER DISCRETIONARY - 7.3%
955 Lowe's Cos Inc 227,414
984 McDonald's Corp 293,655
1,761 Starbucks Corp 142,412
2,091 TJX Cos Inc/The 293,033
TOTAL CONSUMER DISCRETIONARY 956,514
CONSUMER STAPLES - 7.0%
2,498 Mondelez International Inc, Class A 143,535
989 PepsiCo Inc 144,483
1,877 Philip Morris International Inc 270,907
3,493 Walmart Inc 353,422
TOTAL CONSUMER STAPLES 912,347
ENERGY - 3.7%
1,471 Chevron Corp 232,006
2,174 Exxon Mobil Corp 248,619
TOTAL ENERGY 480,625
FINANCIALS - 15.3%
1,219 American Express Co 439,730
1,327 Ares Management Corp, Class A 197,338
1,793 JPMorgan Chase & Co 557,838
1,169 Marsh & McLennan Cos Inc 208,257
663 Mastercard Inc, Class A 365,970
482 S&P Global Inc 234,835
TOTAL FINANCIALS 2,003,968
HEALTH CARE - 9.4%
2,240 Abbott Laboratories 276,909
1,493 AbbVie Inc 325,534
1,141 Danaher Corp 245,748
590 Elevance Health Inc 187,148
1,364 Zoetis Inc 196,539
TOTAL HEALTH CARE 1,231,878
INDUSTRIALS - 9.1%
788 Eaton Corp PLC 300,669
1,067 Honeywell International Inc 214,819
369 Northrop Grumman Corp 215,293
618 Trane Technologies PLC 277,266
821 Union Pacific Corp 180,924
TOTAL INDUSTRIALS 1,188,971
INFORMATION TECHNOLOGY - 32.3%
928 Accenture PLC, Class A 232,093
3,384 Amphenol Corp, Class A 471,527
3,182 Apple Inc 860,317
1,923 Broadcom Inc 710,798
2,126 Microsoft Corp 1,100,864
782 Motorola Solutions Inc 318,047
1,502 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 451,246
547 Texas Instruments Inc 88,319
TOTAL INFORMATION TECHNOLOGY 4,233,211
MATERIALS - 3.0%
554 Linde PLC 231,738
4,566 Smurfit WestRock PLC 168,577
1 (a) Solstice Advanced Materials Inc 34
TOTAL MATERIALS 400,349

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
REAL ESTATE - 3.7%
1,206 American Tower Corp $ 215,850
2,191 Prologis Inc 271,881
TOTAL REAL ESTATE 487,731
UTILITIES - 4.5%
4,117 NextEra Energy Inc 335,124
2,253 WEC Energy Group Inc 251,727
TOTAL UTILITIES 586,851
TOTAL COMMON STOCKS
(Cost $11,531,497) 12,836,156
TOTAL LONG-TERM INVESTMENTS
(Cost $11,531,497) 12,836,156
OTHER ASSETS & LIABILITIES, NET - 2.0% 263,021
NET ASSETS - 100% $ 13,099,177
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments October 31, 2025
NUGO
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.5%
COMMON STOCKS - 97.4%
COMMUNICATION SERVICES - 11.7%
681,087 Alphabet Inc, Class A $ 191,514,853
145,052 Meta Platforms Inc 94,044,464
48,888 (a) Netflix Inc 54,698,828
TOTAL COMMUNICATION SERVICES 340,258,145
CONSUMER DISCRETIONARY - 13.1%
863,134 (a) Amazon.com Inc 210,794,585
6,252 (a) AutoZone Inc 22,972,536
8,571 Booking Holdings Inc 43,521,310
141,221 (a) Chipotle Mexican Grill Inc 4,475,294
54,915 (a) DoorDash Inc, Class A 13,968,729
301,035 (a) O'Reilly Automotive Inc 28,429,745
131,156 (a) Tesla Inc 59,880,583
TOTAL CONSUMER DISCRETIONARY 384,042,782
CONSUMER STAPLES - 0.8%
25,841 Costco Wholesale Corp 23,552,780
TOTAL CONSUMER STAPLES 23,552,780
FINANCIALS - 4.2%
129,124 KKR & Co Inc 15,279,243
194,186 Mastercard Inc, Class A 107,188,730
TOTAL FINANCIALS 122,467,973
HEALTH CARE - 4.7%
138,181 (a) Dexcom Inc 8,044,898
101,896 Eli Lilly & Co 87,921,982
79,156 (a) Intuitive Surgical Inc 42,291,468
TOTAL HEALTH CARE 138,258,348
INDUSTRIALS - 7.1%
60,200 Eaton Corp PLC 22,969,912
51,806 GE Vernova Inc 30,313,763
130,739 General Electric Co 40,391,814
55,752 HEICO Corp 17,716,313
166,213 Howmet Aerospace Inc 34,231,567
367,928 (a) Uber Technologies Inc 35,505,052
135,242 Vertiv Holdings Co, Class A 26,082,772
TOTAL INDUSTRIALS 207,211,193
INFORMATION TECHNOLOGY - 55.0%
519,640 Apple Inc 140,495,067
165,163 Applied Materials Inc 38,499,495
478,647 (a) Arista Networks Inc 75,477,845
698,030 Broadcom Inc 258,012,829
15,642 (a) Crowdstrike Holdings Inc, Class A 8,493,762
281,968 Microchip Technology Inc 17,600,442
696,830 Microsoft Corp 360,825,542
2,099,302 NVIDIA Corp 425,087,662
146,198 Oracle Corp 38,393,057
192,395 (a) Palantir Technologies Inc, Class A 38,569,426
161,566 (a) Palo Alto Networks Inc 35,583,296
52,638 (a) ServiceNow Inc 48,389,061
311,527 (a) Shopify Inc, Class A 54,162,084
141,316 (a) Snowflake Inc 38,844,942
117,017 (a) Western Digital Corp 17,577,124
27,785 (a) Zscaler Inc 9,200,725
TOTAL INFORMATION TECHNOLOGY 1,605,212,359
UTILITIES - 0.8%
117,862 Vistra Corp 22,193,415
TOTAL UTILITIES 22,193,415
TOTAL COMMON STOCKS
(Cost $1,611,463,685) 2,843,196,995

See Notes to Financial Statements
PRINCIPAL DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.1%
32,917,466 State Street Institutional US Government Money Market Fund $ 32,917,466
TOTAL INVESTMENT COMPANIES
(Cost $32,917,466) $ 32,917,466
TOTAL LONG-TERM INVESTMENTS
(Cost $1,644,381,151) 2,876,114,461
OTHER ASSETS & LIABILITIES, NET - 1.5% 43,647,316
NET ASSETS - 100% $ 2,919,761,777
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments October 31, 2025
NWLG
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
COMMUNICATION SERVICES - 12.6%
2,297 Alphabet Inc, Class C $ 647,341
727 Meta Platforms Inc 471,351
154 (a) Netflix Inc 172,304
373 (a) Spotify Technology SA 244,434
TOTAL COMMUNICATION SERVICES 1,535,430
CONSUMER DISCRETIONARY - 11.0%
2,657 (a) Amazon.com Inc 648,893
696 (a) DoorDash Inc, Class A 177,041
523 Hilton Worldwide Holdings Inc 134,390
46 (a) MercadoLibre Inc 107,054
607 (a) Tesla Inc 277,132
TOTAL CONSUMER DISCRETIONARY 1,344,510
FINANCIALS - 8.3%
897 (a) Ares Management Corp, Class A 133,393
527 Mastercard Inc, Class A 290,899
329 Moody's Corp 158,019
1,350 Nasdaq Inc 115,411
937 Visa Inc, Class A 319,273
TOTAL FINANCIALS 1,016,995
HEALTH CARE - 6.2%
294 Eli Lilly & Co 253,681
475 (a) Intuitive Surgical Inc 253,783
339 Stryker Corp 120,765
317 (a) Vertex Pharmaceuticals Inc 134,906
TOTAL HEALTH CARE 763,135
INDUSTRIALS - 5.1%
189 (a) Axon Enterprise Inc 138,392
730 Cintas Corp 133,787
380 General Electric Co 117,401
632 Howmet Aerospace Inc 130,160
218 Trane Technologies PLC 97,806
TOTAL INDUSTRIALS 617,546
INFORMATION TECHNOLOGY - 55.1%
645 (a) Advanced Micro Devices Inc 165,197
523 Analog Devices Inc 122,450
3,728 Apple Inc 1,007,939
1,220 (a) Arista Networks Inc 192,382
1,509 Broadcom Inc 557,772
473 (a) Cadence Design Systems Inc 160,200
393 Intuit Inc 262,347
2,723 Microsoft Corp 1,409,997
8,980 NVIDIA Corp 1,818,360
619 Oracle Corp 162,556
330 (a) ServiceNow Inc 303,362
1,315 (a) Shopify Inc, Class A 228,626
1,205 (a) Snowflake Inc 331,231
TOTAL INFORMATION TECHNOLOGY 6,722,419
MATERIALS - 1.1%
529 Ecolab Inc 135,635
TOTAL MATERIALS 135,635
TOTAL COMMON STOCKS
(Cost $8,473,225) 12,135,670
TOTAL LONG-TERM INVESTMENTS
(Cost $8,473,225) 12,135,670
OTHER ASSETS & LIABILITIES, NET - 0.6% 71,721
NET ASSETS - 100% $ 12,207,391

See Notes to Financial Statements
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Statement of Assets and Liabilities
See Notes to Financial Statements

October 31, 2025 NUDV NUEM NUDM NULC NULG
ASSETS
Long-term investments, at value
†‡
$ 34,645,776 $ 329,357,308 $ 618,300,896 $ 52,800,003 $ 1,978,215,884
Investments purchased with collateral from securities lending, at value
(cost approximates value) — — — — 2,748,427
Cash 43,267 755,205 625,902 88,321 7,973,604
Cash denominated in foreign currencies
^
— 37,042 — — —
Receivables:
Dividends 61,548 138,019 1,334,073 40,543 231,876
Reclaims 118 23,230 1,147,359 — —
Securities lending income — 1,048 37 — 74
Variation margin on futures contracts — — — — 29,100
Other 207 4,185 12,155 523 23,251
Total assets 34,750,916 330,316,037 621,420,422 52,929,390 1,989,222,216
LIABILITIES
Cash overdraft denominated in foreign currencies
*
— — 1,777 — —
Payables:
Management fees 7,529 103,209 151,993 9,457 425,191
Capital gains tax — 1,277,244 — — —
Collateral from securities lending — — — — 2,748,427
Accrued expenses:
Professional fees 19 184 355 31 1,075
Trustees fees 367 3,653 6,980 596 20,681
Other 207 4,186 6,671 523 23,251
Total liabilities 8,122 1,388,476 167,776 10,607 3,218,625
Net assets $ 34,742,794 $ 328,927,561 $ 621,252,646 $ 52,918,783 $ 1,986,003,591
Shares outstanding 1,200,000 8,900,000 16,300,000 1,000,000 19,500,000
Net asset value ("NAV") per share $ 28.95 $ 36.96 $ 38.11 $ 52.92 $ 101.85
NET ASSETS CONSIST OF:
Paid-in capital 32,914,830 261,149,692 469,783,824 37,091,142 1,686,357,350
Total distributable earnings (loss) 1,827,964 67,777,869 151,468,822 15,827,641 299,646,241
Net assets $ 34,742,794 $ 328,927,561 $ 621,252,646 $ 52,918,783 $ 1,986,003,591
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
   Long-term investments, cost $ 32,804,778 $ 236,675,549 $ 486,332,857 $ 41,636,120 $ 1,643,911,643
‡   Includes securities loaned of $ — $ — $ — $ — $ 2,630,302
^  Cash denominated in foreign currencies, cost $ — $ 37,207 $ — $ — $ —
*  Cash overdraft denominated in foreign currencies, cost $ — $ — $ 1,791 $ — $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

October 31, 2025 NULV NUMG NUMV NUSC NDVG
ASSETS
Long-term investments, at value
†‡
$ 1,850,856,752 $ 407,640,746 $ 404,426,422 $ 1,232,342,550 $ 12,836,156
Investments purchased with collateral from securities lending, at value
(cost approximates value) — — — 20,743,845 —
Cash 2,006,512 158,567 462,407 1,322,399 263,721
Receivables:
Dividends 3,334,015 88,044 131,610 402,608 6,991
Investments sold — — — 1,710,260 —
Reclaims 27,495 — 9,669 198 117
Securities lending income — — — 21,803 —
Other 32,380 7,749 6,329 23,977 169
Total assets 1,856,257,154 407,895,106 405,036,437 1,256,567,640 13,107,154
LIABILITIES
Payables:
Management fees 415,403 110,533 108,814 333,962 7,649
Collateral from securities lending — — — 20,743,845 —
Accrued expenses:
Professional fees 1,093 250 241 719 8
Trustees fees 20,813 4,746 4,564 13,848 151
Other 32,382 7,749 6,328 22,583 169
Total liabilities 469,691 123,278 119,947 21,114,957 7,977
Net assets $ 1,855,787,463 $ 407,771,828 $ 404,916,490 $ 1,235,452,683 $ 13,099,177
Shares outstanding 41,900,000 8,400,000 10,500,000 27,850,000 370,000
Net asset value ("NAV") per share $ 44.29 $ 48.54 $ 38.56 $ 44.36 $ 35.40
NET ASSETS CONSIST OF:
Paid-in capital 1,913,756,359 512,378,648 439,356,731 1,465,786,041 12,281,325
Total distributable earnings (loss) (57,968,896) (104,606,820) (34,440,241) (230,333,358) 817,852
Net assets $ 1,855,787,463 $ 407,771,828 $ 404,916,490 $ 1,235,452,683 $ 13,099,177
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
   Long-term investments, cost $ 1,672,268,803 $ 396,878,855 $ 371,660,688 $ 1,142,159,262 $ 11,531,497
‡   Includes securities loaned of $ — $ — $ — $ 19,956,176 $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

October 31, 2025 NUGO NWLG
ASSETS
Long-term investments, at value
†
$ 2,876,114,461 $ 12,135,670
Cash — 72,342
Receivables:
Dividends 202,709 417
Interest 8,762 —
Investments sold 44,838,741 103,826
Reclaims 83,536 —
Securities lending income 86,296 16
Other 49,226 119
Total assets 2,921,383,731 12,312,390
LIABILITIES
Cash overdraft 129,264 —
Payables:
Management fees 1,408,803 6,835
Investments purchased - regular settlement — 97,908
Accrued expenses:
Professional fees 1,647 7
Trustees fees 33,014 131
Other 49,226 118
Total liabilities 1,621,954 104,999
Net assets $ 2,919,761,777 $ 12,207,391
Shares outstanding 70,840,000 310,000
Net asset value ("NAV") per share $ 41.22 $ 39.38
NET ASSETS CONSIST OF:
Paid-in capital 2,323,181,990 8,825,880
Total distributable earnings (loss) 596,579,787 3,381,511
Net assets $ 2,919,761,777 $ 12,207,391
Authorized shares Unlimited Unlimited
Par value per share $ 0.01 $ 0.01
†
   Long-term investments, cost $ 1,644,381,151 $ 8,473,225

Statement of Operations
See Notes to Financial Statements

Year Ended October 31, 2025
NUDV NUEM NUDM NULC NULG
INVESTMENT INCOME
Dividends $ 671,708 $ 7,987,547 $ 17,123,220 $ 568,333 $ 6,099,967
Interest — — 16,376 26 —
Securities lending income, net — 17,542 106 48 463
Tax withheld on income (559) (1,021,328) (1,890,448) (118) —
Total investment income 671,149 6,983,761 15,249,254 568,289 6,100,430
EXPENSES
Management fees 61,086 1,069,067 1,509,482 86,817 4,024,614
Professional fees 144 1,750 2,992 247 9,097
Trustees fees 934 11,380 19,833 1,615 59,052
Other 759 — — — —
Total expenses 62,923 1,082,197 1,532,307 88,679 4,092,763
Net investment income (loss) 608,226 5,901,564 13,716,947 479,610 2,007,667
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments* (73,644) 11,393,467 25,728,501 4,352,019 67,492,545
In-kind redemptions — 1,030,782 1,740,406 661,283 200,357,322
Futures contracts — — — — 1,718,684
Foreign currency transactions — (763,604) (775,740) — —
Net realized gain (loss) (73,644) 11,660,645 26,693,167 5,013,302 269,568,551
Change in unrealized appreciation (depreciation) on:
Investments** 1,140,893 49,204,511 75,165,212 2,943,942 80,316,241
Futures contracts — — — — 395,715
Foreign currency translations — 10,394 85,531 — —
Net change in unrealized appreciation (depreciation) 1,140,893 49,214,905 75,250,743 2,943,942 80,711,956
Net realized and unrealized gain (loss) 1,067,249 60,875,550 101,943,910 7,957,244 350,280,507
Net increase (decrease) in net assets from
operations $ 1,675,475 $ 66,777,114 $ 115,660,857 $ 8,436,854 $ 352,288,174
*
   Net of foreign capital gains tax $ — $ (1,100,872) $ — $ — $ —
**
   Net of change in foreign capital gains tax $ — $ 1,034,455 $ — $ — $ —

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended October 31, 2025
NULV NUMG NUMV NUSC NDVG
INVESTMENT INCOME
Dividends $ 36,436,231 $ 1,362,959 $ 7,570,654 $ 15,392,294 $ 219,460
Interest — — — 1,765 —
Securities lending income, net 1,176 667 1,227 193,553 —
Tax withheld on income (61,806) — (12,994) (23,010) (654)
Total investment income 36,375,601 1,363,626 7,558,887 15,564,602 218,806
EXPENSES
Management fees 4,309,255 1,251,533 1,128,770 3,585,248 80,567
Professional fees 9,561 2,313 2,118 6,600 67
Trustees fees 62,995 15,205 13,720 43,335 457
Other — 273 — — —
Total expenses 4,381,811 1,269,324 1,144,608 3,635,183 81,091
Net investment income (loss) 31,993,790 94,302 6,414,279 11,929,419 137,715
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (62,558,363) (16,368,235) (10,822,696) (99,997,347) (169,033)
In-kind redemptions 200,253,392 82,201,679 51,391,503 172,767,447 1,439,883
Net realized gain (loss) 137,695,029 65,833,444 40,568,807 72,770,100 1,270,850
Change in unrealized appreciation (depreciation) on:
Investments 17,442,660 (28,340,732) (9,588,375) (11,814,209) (76,716)
Net change in unrealized appreciation (depreciation) 17,442,660 (28,340,732) (9,588,375) (11,814,209) (76,716)
Net realized and unrealized gain (loss) 155,137,689 37,492,712 30,980,432 60,955,891 1,194,134
Net increase (decrease) in net assets from
operations $ 187,131,479 $ 37,587,014 $ 37,394,711 $ 72,885,310 $ 1,331,849

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended October 31, 2025
NUGO NWLG
INVESTMENT INCOME
Affiliated income $ 617 $ 1,107
Dividends 10,904,514 44,055
Interest 213,898 —
Securities lending income, net — 80
Tax withheld on income (23,833) —
Total investment income 11,095,196 45,242
EXPENSES
Management fees 15,179,759 64,651
Professional fees 15,358 58
Trustees fees 101,994 374
Total expenses 15,297,111 65,083
Net investment income (loss) (4,201,915) (19,841)
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 75,821,474 604,641
In-kind redemptions 304,920,345 529,985
Net realized gain (loss) 380,741,819 1,134,626
Change in unrealized appreciation (depreciation) on:
Investments 299,530,609 1,101,772
Net change in unrealized appreciation (depreciation) 299,530,609 1,101,772
Net realized and unrealized gain (loss) 680,272,428 2,236,398
Net increase (decrease) in net assets from operations $ 676,070,513 $ 2,216,557

Statement of Changes in Net Assets
See Notes to Financial Statements

NUDV NUEM
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ 608,226 $ 267,585 $ 5,901,564 $ 5,409,829
Net realized gain (loss) (73,644) 1,022,155 11,660,645 (4,036,287)
Net change in unrealized appreciation (depreciation) 1,140,893 1,786,753 49,214,905 51,264,572
Net increase (decrease) in net assets from operations 1,675,475 3,076,493 66,777,114 52,638,114
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,036,310) (272,150) (5,496,020) (5,500,560)
Total distributions (1,036,310) (272,150) (5,496,020) (5,500,560)
FUND SHARE TRANSACTIONS
Subscriptions 22,401,701 2,985,679 26,664,010 28,573,072
Redemptions – (5,303,640) (49,642,078) –
Net increase (decrease) from Fund share transactions 22,401,701 (2,317,961) (22,978,068) 28,573,072
Net increase (decrease) in net assets 23,040,866 486,382 38,303,026 75,710,626
Net assets at the beginning of period 11,701,928 11,215,546 290,624,535 214,913,909
Net assets at the end of period $ 34,742,794 $ 11,701,928 $ 328,927,561 $ 290,624,535

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NUDM NULC
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ 13,716,947 $ 10,693,089 $ 479,610 $ 354,747
Net realized gain (loss) 26,693,167 15,073,500 5,013,302 660,894
Net change in unrealized appreciation (depreciation) 75,250,743 65,074,951 2,943,942 6,989,499
Net increase (decrease) in net assets from operations 115,660,857 90,841,540 8,436,854 8,005,140
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (14,705,880) (12,192,840) (677,040) (334,750)
Total distributions (14,705,880) (12,192,840) (677,040) (334,750)
FUND SHARE TRANSACTIONS
Subscriptions 61,952,471 44,047,979 13,041,412 4,170,767
Redemptions (6,385,164) (11,489,566) (2,227,249) –
Net increase (decrease) from Fund share transactions 55,567,307 32,558,413 10,814,163 4,170,767
Net increase (decrease) in net assets 156,522,284 111,207,113 18,573,977 11,841,157
Net assets at the beginning of period 464,730,362 353,523,249 34,344,806 22,503,649
Net assets at the end of period $ 621,252,646 $ 464,730,362 $ 52,918,783 $ 34,344,806

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NULG NULV
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ 2,007,667 $ 3,589,542 $ 31,993,790 $ 33,335,886
Net realized gain (loss) 269,568,551 195,915,115 137,695,029 71,031,344
Net change in unrealized appreciation (depreciation) 80,711,956 232,916,309 17,442,660 277,350,070
Net increase (decrease) in net assets from operations 352,288,174 432,420,966 187,131,479 381,717,300
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (2,412,225) (5,151,450) (33,944,625) (37,705,745)
Total distributions (2,412,225) (5,151,450) (33,944,625) (37,705,745)
FUND SHARE TRANSACTIONS
Subscriptions 838,858,964 802,955,683 797,125,028 657,608,987
Redemptions (701,740,260) (768,715,035) (789,019,924) (690,761,184)
Net increase (decrease) from Fund share transactions 137,118,704 34,240,648 8,105,104 (33,152,197)
Net increase (decrease) in net assets 486,994,653 461,510,164 161,291,958 310,859,358
Net assets at the beginning of period 1,499,008,938 1,037,498,774 1,694,495,505 1,383,636,147
Net assets at the end of period $ 1,986,003,591 $ 1,499,008,938 $ 1,855,787,463 $ 1,694,495,505

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NUMG NUMV
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ 94,302 $ 377,581 $ 6,414,279 $ 6,482,431
Net realized gain (loss) 65,833,444 29,034,912 40,568,807 24,094,313
Net change in unrealized appreciation (depreciation) (28,340,732) 68,340,429 (9,588,375) 73,454,661
Net increase (decrease) in net assets from operations 37,587,014 97,752,922 37,394,711 104,031,405
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (243,440) (696,525) (6,410,700) (7,463,725)
Total distributions (243,440) (696,525) (6,410,700) (7,463,725)
FUND SHARE TRANSACTIONS
Subscriptions 292,556,007 225,747,538 195,445,488 140,045,348
Redemptions (322,735,972) (246,257,929) (186,593,542) (168,349,723)
Net increase (decrease) from Fund share transactions (30,179,965) (20,510,391) 8,851,946 (28,304,375)
Net increase (decrease) in net assets 7,163,609 76,546,006 39,835,957 68,263,305
Net assets at the beginning of period 400,608,219 324,062,213 365,080,533 296,817,228
Net assets at the end of period $ 407,771,828 $ 400,608,219 $ 404,916,490 $ 365,080,533

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NUSC NDVG
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ 11,929,419 $ 11,233,576 $ 137,715 $ 137,169
Net realized gain (loss) 72,770,100 34,434,848 1,270,850 1,511,153
Net change in unrealized appreciation (depreciation) (11,814,209) 239,944,443 (76,716) 1,314,288
Net increase (decrease) in net assets from operations 72,885,310 285,612,867 1,331,849 2,962,610
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (13,976,730) (11,720,700) (137,705) (138,827)
Total distributions (13,976,730) (11,720,700) (137,705) (138,827)
FUND SHARE TRANSACTIONS
Subscriptions 524,606,562 495,291,080 7,527,266 8,141,413
Redemptions (557,196,795) (449,650,302) (6,963,942) (7,837,567)
Net increase (decrease) from Fund share transactions (32,590,233) 45,640,778 563,324 303,846
Net increase (decrease) in net assets 26,318,347 319,532,945 1,757,468 3,127,629
Net assets at the beginning of period 1,209,134,336 889,601,391 11,341,709 8,214,080
Net assets at the end of period $ 1,235,452,683 $ 1,209,134,336 $ 13,099,177 $ 11,341,709

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NUGO NWLG
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ (4,201,915) $ (712,597) $ (19,841) $ (10,694)
Net realized gain (loss) 380,741,819 337,446,430 1,134,626 575,418
Net change in unrealized appreciation (depreciation) 299,530,609 760,424,659 1,101,772 2,009,562
Net increase (decrease) in net assets from operations 676,070,513 1,097,158,492 2,216,557 2,574,286
DISTRIBUTIONS TO SHAREHOLDERS
Dividends – (5,148,114) (252) (1,000)
Total distributions – (5,148,114) (252) (1,000)
FUND SHARE TRANSACTIONS
Subscriptions 151,619,255 71,062,856 2,125,648 1,522,085
Redemptions (658,754,784) (889,242,154) (1,376,477) (297,956)
Net increase (decrease) from Fund share transactions (507,135,529) (818,179,298) 749,171 1,224,129
Net increase (decrease) in net assets 168,934,984 273,831,080 2,965,476 3,797,415
Net assets at the beginning of period 2,750,826,793 2,476,995,713 9,241,915 5,444,500
Net assets at the end of period $ 2,919,761,777 $ 2,750,826,793 $ 12,207,391 $ 9,241,915

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NUDV
10/31/25
$ 29.25 $ 0.71 $ 0.58 $ 1.29 $ (0.57) $ (1.02) $ — $ (1.59) $ 28.95 $ 28.97
10/31/24
22.43 0.71 6.87 7.58 (0.76) — — (0.76) 29.25 29.27
10/31/23
23.52 0.65 (0.99) (0.34) (0.61) (0.14) — (0.75) 22.43 22.41
10/31/22
25.69 0.62 (2.21) (1.59) (0.58) — — (0.58) 23.52 23.52
10/31/21
(d)
25.00 0.05 0.64 0.69 — — — — 25.69 25.71
NUEM
10/31/25
30.27 0.61 6.65 7.26 (0.57) — — (0.57) 36.96 36.86
10/31/24
24.99 0.59 5.33 5.92 (0.64) — — (0.64) 30.27 30.44
10/31/23
22.77 0.60 2.10 2.70 (0.48) — — (0.48) 24.99 24.95
10/31/22
34.14 0.69 (11.27) (10.58) (0.38) (0.41) — (0.79) 22.77 22.71
10/31/21
29.18 0.52 4.86 5.38 (0.42) — — (0.42) 34.14 34.15
NUDM
10/31/25
31.83 0.88 6.40 7.28 (1.00) — — (1.00) 38.11 38.13
10/31/24
25.99 0.78 5.98 6.76 (0.92) — — (0.92) 31.83 31.85
10/31/23
23.49 0.81 2.20 3.01 (0.51) — — (0.51) 25.99 26.15
10/31/22
32.30 0.78 (8.26) (7.48) (0.88) (0.45) — (1.33) 23.49 23.51
10/31/21
24.33 0.98 7.42 8.40 (0.43) — — (0.43) 32.30 32.53
NULC
10/31/25
45.79 0.53 7.44 7.97 (0.47) (0.37) — (0.84) 52.92 52.94
10/31/24
34.62 0.51 11.18 11.69 (0.52) — — (0.52) 45.79 45.89
10/31/23
32.79 0.51 2.08 2.59 (0.44) (0.32) — (0.76) 34.62 34.62
10/31/22
43.34 0.51 (8.52) (8.01) (0.43) (2.11) — (2.54) 32.79 32.82
10/31/21
31.05 0.46 13.25 13.71 (0.48) (0.94) — (1.42) 43.34 43.39
NULG
10/31/25
82.59 0.11 19.29 19.40 (0.14) — — (0.14) 101.85 101.90
10/31/24
58.62 0.20 24.07 24.27 (0.30) — — (0.30) 82.59 82.53
10/31/23
49.30 0.24 9.28 9.52 (0.20) — — (0.20) 58.62 58.58
10/31/22
71.98 0.25 (19.45) (19.20) (0.14) (3.34) — (3.48) 49.30 49.30
10/31/21
49.60 0.07 23.82 23.89 (0.11) (1.40) — (1.51) 71.98 72.01
(a)
Based on average shares outstanding.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(c)
Does not include in-kind transactions.
(d)
For the period September 27, 2021 (commencement of operations) through October 31, 2021.
(e)
Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
4.75% 4.76% $ 34,743 0.26% 2.51% 66%
34.14 34.35 11,702 0.26 2.68 68
(1.59) (1.69) 11,216 0.26 2.74 57
(6.22) (6.31) 8,232 0.26 2.52 76
2.74 2.85 5,137 0.25
(e)
2.04
(e)
0
24.42 23.46 328,928 0.36 1.94 69
24.12 24.98 290,625 0.36 2.13 58
11.80 12.00 214,914 0.36 2.28 71
(31.62) (31.88) 177,614 0.36 2.45 63
18.45 17.77 122,896 0.44 1.49 61
23.63 23.67 621,253 0.29 2.59 68
26.37 25.71 464,730 0.31 2.55 58
12.84 13.40 353,523 0.31 2.94 66
(24.17) (24.57) 267,756 0.31 2.93 62
34.83 34.73 161,503 0.39 3.16 64
17.72 17.51 52,919 0.21 1.11 72
34.04 34.32 34,345 0.21 1.20 50
8.06 7.96 22,504 0.21 1.48 71
(19.57) (19.59) 24,589 0.21 1.39 57
45.28 45.91 30,335 0.20 1.20 49
23.51 23.66 1,986,004 0.26 0.13 62
41.51 41.50 1,499,009 0.26 0.27 60
19.36 19.29 1,037,499 0.26 0.42 78
(27.90) (27.94) 793,754 0.26 0.44 80
49.04 49.29 942,876 0.34 0.11 66

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NULV
10/31/25
$ 40.73 $ 0.77 $ 3.61 $ 4.38 $ (0.82) $ — $ — $ (0.82) $ 44.29 $ 44.27
10/31/24
32.63 0.80 8.22 9.02 (0.92) — — (0.92) 40.73 40.74
10/31/23
34.26 0.87 (1.77) (0.90) (0.73) — — (0.73) 32.63 32.59
10/31/22
39.42 0.77 (4.17) (3.40) (0.63) (1.13) — (1.76) 34.26 34.30
10/31/21
28.62 0.77 10.50 11.27 (0.47) — — (0.47) 39.42 39.44
NUMG
10/31/25
44.76 0.01 3.80 3.81 (0.03) — — (0.03) 48.54 48.61
10/31/24
34.47 0.04 10.33 10.37 (0.08) — — (0.08) 44.76 44.84
10/31/23
34.39 0.08 0.06 0.14 (0.06) — — (0.06) 34.47 34.45
10/31/22
57.68 0.05 (17.07) (17.02) (0.01) (6.26) — (6.27) 34.39 34.42
10/31/21
42.94 (0.03) 16.66 16.63 (0.02) (1.87) — (1.89) 57.68 57.71
NUMV
10/31/25
35.79 0.62 2.78 3.40 (0.63) — — (0.63) 38.56 38.56
10/31/24
26.86 0.63 8.99 9.62 (0.69) — — (0.69) 35.79 35.82
10/31/23
31.07 0.68 (3.17) (2.49) (0.64) (1.08) — (1.72) 26.86 26.84
10/31/22
38.44 0.68 (5.61) (4.93) (0.48) (1.96) — (2.44) 31.07 31.10
10/31/21
25.64 0.54 12.68 13.22 (0.42) — — (0.42) 38.44 38.50
NUSC
10/31/25
42.20 0.42 2.22 2.64 (0.48) — — (0.48) 44.36 44.36
10/31/24
32.41 0.40 9.82 10.22 (0.43) — — (0.43) 42.20 42.22
10/31/23
35.54 0.43 (3.16) (2.73) (0.40) — — (0.40) 32.41 32.40
10/31/22
45.25 0.37 (7.12) (6.75) (0.32) (2.64) — (2.96) 35.54 35.58
10/31/21
30.68 0.36 14.41 14.77 (0.20) — — (0.20) 45.25 45.27
(a)
Based on average shares outstanding.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(c)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
11.02% 10.95% $ 1,855,787 0.26% 1.87% 58%
28.04 28.23 1,694,496 0.26 2.10 47
(2.73) (2.98) 1,383,636 0.26 2.52 61
(9.09) (9.03) 1,531,314 0.26 2.15 68
39.68 39.63 1,176,613 0.34 2.13 59
8.51 8.47 407,772 0.31 0.02 95
30.07 30.39 400,608 0.31 0.10 78
0.43 0.27 324,062 0.31 0.21 100
(32.50) (32.48) 312,943 0.31 0.13 84
39.51 39.92 400,877 0.39 (0.06) 83
9.70 9.60 404,916 0.31 1.71 63
36.20 36.41 365,081 0.31 1.90 51
(8.58) (8.76) 296,817 0.31 2.30 77
(13.71) (13.76) 310,664 0.31 2.02 77
51.97 52.06 276,751 0.39 1.57 67
6.32 6.27 1,235,453 0.31 1.00 56
31.69 31.77 1,209,134 0.31 1.01 45
(7.77) (7.89) 889,601 0.31 1.19 62
(15.68) (15.63) 909,828 0.31 0.99 71
48.28 48.03 1,106,366 0.39 0.85 60

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NDVG
10/31/25
$ 32.40 $ 0.37 $ 3.01 $ 3.38 $ (0.38) $ — $ — $ (0.38) $ 35.40 $ 35.43
10/31/24
24.89 0.35 7.53 7.88 (0.37) — — (0.37) 32.40 32.45
10/31/23
24.26 0.37 0.62 0.99 (0.36) — — (0.36) 24.89 24.90
10/31/22
26.13 0.34 (1.87) (1.53) (0.33) (0.01) — (0.34) 24.26 24.27
10/31/21
(d)
25.00 0.09 1.10 1.19 (0.06) — — (0.06) 26.13 26.14
NUGO
10/31/25
32.52 (0.05) 8.75 8.70 — — — — 41.22 41.18
10/31/24
22.10 (0.01) 10.48 10.47 (0.05) — — (0.05) 32.52 32.51
10/31/23
17.97 0.05 4.13 4.18 (0.05) — — (0.05) 22.10 22.08
10/31/22
26.04 0.02 (8.09) (8.07) — — — — 17.97 17.93
10/31/21
(f)
25.00 0.01 1.03 1.04 — — — — 26.04 26.05
NWLG
10/31/25
31.87 (0.07) 7.58 7.51 —
(g)
— — —
(g)
39.38 39.42
10/31/24
21.78 (0.04) 10.13 10.09 —
(g)
— — —
(g)
31.87 31.84
10/31/23
18.00 — 3.78 3.78 — — — — 21.78 21.78
10/31/22
26.39 (0.02) (8.37) (8.39) — — — — 18.00 18.00
10/31/21
(d)
25.00 (0.02) 1.41 1.39 — — — — 26.39 26.37
(a)
Based on average shares outstanding.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(c)
Does not include in-kind transactions.
(d)
For the period August 4, 2021 (commencement of operations) through October 31, 2021.
(e)
Annualized.
(f)
For the period September 27, 2021 (commencement of operations) through October 31, 2021.
(g)
Value rounded to zero.

See Notes to Financial Statements.

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
10.49% 10.42% $ 13,099 0.65% 1.10% 10%
31.80 31.95 11,342 0.65 1.19 10
4.08 4.08 8,214 0.65 1.45 18
(5.89) (5.91) 7,763 0.64 1.34 12
4.76 4.82 6,009 0.64
(e)
1.52
(e)
7
26.72 26.67 2,919,762 0.56 (0.15) 46
47.47 47.51 2,750,827 0.56 (0.03) 22
23.30 23.46 2,476,996 0.56 0.24 31
(31.01) (31.16) 2,332,827 0.55 0.09 39
4.18 4.18 1,687,423 0.55
(e)
0.39
(e)
2
23.57 23.81 12,207 0.65 (0.20) 104
46.37 46.19 9,242 0.65 (0.14) 57
20.95 21.00 5,445 0.65 0.01 71
(31.77) (31.74) 4,501 0.64 (0.08) 58
5.56 5.50 6,069 0.64
(e)
(0.24)
(e)
15

Notes to Financial Statements
1. General Information
Trust and Fund Information: Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen ESG Dividend ETF (NUDV), Nuveen ESG Emerging
Markets Equity ETF (NUEM), Nuveen ESG International Developed Markets Equity ETF (NUDM), Nuveen ESG Large-Cap ETF (NULC), Nuveen ESG
Large-Cap Growth ETF (NULG), Nuveen ESG Large-Cap Value ETF (NULV), Nuveen ESG Mid-Cap Growth ETF (NUMG), Nuveen ESG Mid-Cap
Value ETF (NUMV), Nuveen ESG Small-Cap ETF (NUSC), Nuveen Dividend Growth ETF (NDVG), Nuveen Growth Opportunities ETF (NUGO) and
Nuveen Winslow Large-Cap Growth ESG ETF (NWLG) (each a “Fund” and collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of NUDV, NUEM, NUDM, NULC, NULG, NULV, NUMG, NUMV and NUSC are listed and traded on the Cboe BZX Exchange, Inc., while shares of NDVG, NUGO and NWLG are listed and traded on the NYSE Arca. The Cboe BZX
Exchange, Inc. and NYSE Arca are each an “Exchange”.
Current Fiscal Period : The end of the reporting period for the Funds is October 31, 2025, and the period covered by these Notes to Financial
Statements is the fiscal year ended October 31, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management (“NAM”) and Teachers Advisors, LLC (“TAL”), each an affiliate of the Adviser, and Winslow Capital Management, LLC (“Winslow
Capital”), (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). NAM is responsible for managing the investment portfolio of NDVG and
NUGO. TAL is responsible for managing the investment portfolio of NUDV, NUEM, NUDM, NULC, NULG, NULV, NUMG, NUMV and NUSC. Winslow
Capital is responsible for managing the investment portfolio of NWLG.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

As of the end of the reporting period, the following Fund's investments in non-U.S. securities were as follows:
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the end of trade date for financial reporting purposes.
Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Funds determine the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current fiscal period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s
NUEM Value
% of
Net Assets
Country:
China $ 93,355,757 28.4%
Taiwan 73,632,136 22.4
India 50,278,293 15.3
South Korea 38,742,057 11.8
Saudi Arabia 12,190,367 3.7
Brazil 11,466,763 3.5
South Africa 10,464,661 3.2
Mexico 6,364,979 1.9
United Arab Emirates 5,301,409 1.6
Malaysia 4,453,611 1.4
Other 23,107,275 6.9
Total non-U.S. Securities $329,357,308 100.1%
NUDM Value
% of
Net Assets
Country:
Japan $ 142,541,541 23.0%
United Kingdom 72,414,691 11.7
Germany 58,032,903 9.3
France 56,289,866 9.1
Switzerland 46,199,442 7.4
Australia 38,271,559 6.2
Netherlands 24,861,513 4.0
Spain 22,491,802 3.6
Italy 21,141,397 3.4
Sweden 17,088,726 2.8
Other 83,295,157 13.3
Total non-U.S. Securities $582,628,597 93.8%

Notes to Financial Statements
(continued)
comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement : In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax
disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NUDV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 34,645,776 $ – $ – $ 34,645,776
Total $ 34,645,776 $ – $ – $ 34,645,776
a
NUEM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 326,657,152 $ 2,700,125 $ 5 $ 329,357,282
Preferred Stock – – 26 26
Total $ 326,657,152 $ 2,700,125 $ 31 $ 329,357,308
a
NUDM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stock Rights $ – $ – $ 1,441 $ 1,441
Common Stocks 618,299,455 – –* 618,299,455
Total $ 618,299,455 $ – $ 1,441 $ 618,300,896
a
NULC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 52,800,003 $ – $ – $ 52,800,003
Total $ 52,800,003 $ – $ – $ 52,800,003
a
NULG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,978,215,884 $ – $ – $ 1,978,215,884
Investments Purchased with Collateral from Securities
Lending 2,748,427 – – 2,748,427
Investments in Derivatives:
Futures Contracts** 395,715 – – 395,715
Total $ 1,981,360,026 $ – $ – $ 1,981,360,026
a
NULV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,850,856,752 $ – $ – $ 1,850,856,752
Total $ 1,850,856,752 $ – $ – $ 1,850,856,752
a
NUMG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 407,640,746 $ – $ – $ 407,640,746
Total $ 407,640,746 $ – $ – $ 407,640,746
a
NUMV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 404,426,422 $ – $ – $ 404,426,422
Total $ 404,426,422 $ – $ – $ 404,426,422
a

Notes to Financial Statements
(continued)
4. Portfolio Securities
Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
NUSC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stock Rights $ – $ – $ 193,874 $ 193,874
Common Stocks 1,232,148,676 – – 1,232,148,676
Investments Purchased with Collateral from Securities
Lending 20,743,845 – – 20,743,845
Total $ 1,252,892,521 $ – $ 193,874 $ 1,253,086,395
a
NDVG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 12,836,156 $ – $ – $ 12,836,156
Total $ 12,836,156 $ – $ – $ 12,836,156
a
NUGO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,843,196,995 $ – $ – $ 2,843,196,995
Investment Companies 32,917,466 – – 32,917,466
Total $ 2,876,114,461 $ – $ – $ 2,876,114,461
a
NWLG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 12,135,670 $ – $ – $ 12,135,670
Total $ 12,135,670 $ – $ – $ 12,135,670
a
* Value equals zero as of the end of the reporting period.
** Represents net unrealized appreciation (depreciation).

Purchases and Sales: Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Total Collateral
Received
NULG $2,630,302 $2,748,427 $2,748,427
NUSC 19,956,176 20,743,845 20,743,845
*May include cash and investment of cash collateral.
Purchases Sales
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
NUDV $ 16,080,229 $ 16,304,958
NUEM 208,415,771 232,082,093
NUDM 356,611,136 354,595,251
NULC 30,805,266 31,034,685
NULG 979,591,171 996,730,658
NULV 1,022,630,304 1,002,976,679
NUMG 390,475,168 392,505,224
NUMV 240,368,355 236,831,659
NUSC 687,786,709 653,057,312
NDVG 1,271,951 1,408,170
NUGO 1,265,169,961 1,264,627,318
NWLG 10,424,949 10,440,756
Fund
In-Kind
Purchases
In-Kind
Sales
NUDV $ 22,345,189 $ —
NUEM 2,941,618 5,185,980
NUDM 58,993,403 6,121,774
NULC 13,009,533 2,221,891
NULG 814,391,942 663,449,675
NULV 785,507,478 785,230,131
NUMG 291,249,031 319,228,363
NUMV 195,009,603 184,325,711
NUSC 522,300,586 552,770,777
NDVG 7,515,704 6,957,692
NUGO 148,947,181 653,729,655
NWLG 2,082,457 1,355,262

Notes to Financial Statements
(continued)
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts: During the current fiscal period NULG used equity index futures to equitize cash in the portfolio.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
f
As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Fund
Average Notional
Amount of Futures
Contracts
Outstanding*
NULG $ 13,966,462
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
NULG
Futures Contracts Equity Unrealized appreciation on
futures contracts
*
$ 395,715 - $ –
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statement of Assets and
Liabilities is only the receivable or payable for variation margin on open futures contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
NULG
Futures contracts Equity $ 1,718,684 $ 395,715

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities and/or a specified amount of cash, as determined by each Fund's investment approach. Creation Units may be delivered in advance of receipt by a Fund of all or a portion of the designated portfolio securities. In these instances the Authorized Participants must deposit cash collateral in an amount equal to the sum of the (i) cash component, (ii)
all applicable fees and (iii) an amount of cash equal to a percentage of the market value of the undelivered securities, as defined in the participation agreement. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
NUDV NUEM
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
Shares Value Shares Value Shares Value Shares Value
Subscriptions 800,000 $22,401,701 100,000 $2,985,679 900,000 $26,664,010 1,000,000 $28,573,072
Redemptions – – (200,000) (5,303,640) (1,600,000) (49,642,078) – –
Net increase (decrease) 800,000 $22,401,701 (100,000) $(2,317,961) (700,000) $(22,978,068) 1,000,000 $28,573,072
NUDM NULC
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
Shares Value Shares Value Shares Value Shares Value
Subscriptions 1,900,000 $61,952,471 1,400,000 $44,047,979 300,000 $13,041,412 100,000 $4,170,767
Redemptions (200,000) (6,385,164) (400,000) (11,489,566) (50,000) (2,227,249) – –
Net increase (decrease) 1,700,000 $55,567,307 1,000,000 $32,558,413 250,000 $10,814,163 100,000 $4,170,767
NULG NULV
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
Shares Value Shares Value Shares Value Shares Value
Subscriptions 9,000,000 $838,858,964 11,300,000 $802,955,683 19,200,000 $797,125,028 17,750,000 $657,608,987
Redemptions (7,650,000) (701,740,260) (10,850,000) (768,715,035) (18,900,000) (789,019,924) (18,550,000) (690,761,184)
Net increase (decrease) 1,350,000 $137,118,704 450,000 $34,240,648 300,000 $8,105,104 (800,000) $(33,152,197)
NUMG NUMV
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
Shares Value Shares Value Shares Value Shares Value
Subscriptions 6,100,000 $292,556,007 5,450,000 $225,747,538 5,400,000 $195,445,488 4,350,000 $140,045,348
Redemptions (6,650,000) (322,735,972) (5,900,000) (246,257,929) (5,100,000) (186,593,542) (5,200,000) (168,349,723)
Net increase (decrease) (550,000) $(30,179,965) (450,000) $(20,510,391) 300,000 $8,851,946 (850,000) $(28,304,375)
NUSC NDVG
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
Shares Value Shares Value Shares Value Shares Value
Subscriptions 12,300,000 $524,606,562 12,700,000 $495,291,080 230,000 $7,527,266 290,000 $8,141,413
Redemptions (13,100,000) (557,196,795) (11,500,000) (449,650,302) (210,000) (6,963,942) (270,000) (7,837,567)
Net increase (decrease) (800,000) $(32,590,233) 1,200,000 $45,640,778 20,000 $563,324 20,000 $303,846

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to deemed dividend due to corporate actions, distribution reallocations, foreign currency transactions, foreign taxes paid, investments in passive foreign investment companies, net operating losses, redemptions in-kind, return of capital and long-term capital gain distributions received from portfolio investments, tax basis earnings and profits adjustments, and taxes paid. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
NUGO NWLG
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
Shares Value Shares Value Shares Value Shares Value
Subscriptions 4,760,000 $151,619,255 2,320,000 $71,062,856 60,000 $2,125,648 50,000 $1,522,085
Redemptions (18,500,000) (658,754,784) (29,840,000) (889,242,154) (40,000) (1,376,477) (10,000) (297,956)
Net increase (decrease) (13,740,000) $(507,135,529) (27,520,000) $(818,179,298) 20,000 $749,171 40,000 $1,224,129
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NUDV $ 33,001,160 $ 3,845,917 $ (2,201,301) $ 1,644,616
NUEM 246,698,345 97,356,877 (14,697,914) 82,658,963
NUDM 510,171,005 148,884,389 (40,754,498) 108,129,891
NULC 41,744,665 12,816,312 (1,760,974) 11,055,338
NULG 1,663,384,371 399,365,743 (81,390,088) 317,975,655
NULV 1,699,035,711 258,901,856 (107,080,815) 151,821,041
NUMG 403,805,521 40,448,652 (36,613,427) 3,835,225
NUMV 376,088,670 47,493,980 (19,156,228) 28,337,752
NUSC 1,200,576,328 183,129,923 (130,619,856) 52,510,067
NDVG 11,545,846 1,984,307 (693,997) 1,290,310
NUGO 1,651,758,417 1,250,175,536 (25,819,492) 1,224,356,044
NWLG 8,533,695 3,739,662 (137,687) 3,601,975

As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NUDV
$ 121,107 $ 62,241 $ 1,644,616 $ — $ — $ — $ 1,827,964
NUEM
10,268,474 — 81,383,294 (23,873,899) — — 67,777,869
NUDM
32,453,529 10,837,528 108,177,765 — — — 151,468,822
NULC
1,977,975 2,794,328 11,055,338 — — — 15,827,641
NULG
1,320,768 — 317,975,655 (19,650,182) — — 299,646,241
NULV
25,649,670 — 151,821,041 (235,439,607) — — (57,968,896)
NUMG
— — 3,835,225 (108,438,700) (3,345) — (104,606,820)
NUMV
4,585,679 — 28,337,752 (67,363,672) — — (34,440,241)
NUSC
9,601,262 — 52,510,067 (292,444,687) — — (230,333,358)
NDVG
6,760 — 1,290,310 (479,218) — — 817,852
NUGO
— — 1,224,356,044 (623,649,872) (4,126,385) — 596,579,787
NWLG
— — 3,601,975 (201,693) (18,771) — 3,381,511
10/31/25 10/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
NUDV
$ 1,036,310 $ — $ 272,150 $ —
NUEM
5,496,020 — 5,500,560 —
NUDM
14,705,880 — 12,192,840 —
NULC
677,040 — 334,750 —
NULG
2,412,225 — 5,151,450 —
NULV
33,944,625 — 37,705,745 —
NUMG
243,440 — 696,525 —
NUMV
6,410,700 — 7,463,725 —
NUSC
13,976,730 — 11,720,700 —
NDVG
137,705 — 138,827 —
NUGO
— — 5,148,114 —
NWLG
252 — 1,000 —
Fund
Short-Term Long-Term Total
NUDV
$ — $ — $ —
NUEM
1
16,326,852 7,547,047 23,873,899
NUDM
— — —
NULC
— — —
NULG
— 19,650,182 19,650,182
NULV
134,689,648 100,749,959 235,439,607
NUMG
73,999,206 34,439,494 108,438,700
NUMV
37,278,530 30,085,142 67,363,672
NUSC
124,864,829 167,579,858 292,444,687
NDVG
149,592 329,626 479,218
NUGO
601,802,428 21,847,444 623,649,872
NWLG
201,693 — 201,693
1
A portion of NUEM's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.

Notes to Financial Statements
(continued)
As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the current fiscal period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
Fund
Utilized
NUDV
$ —
NUEM
11,197,453
NUDM
12,060,742
NULC
—
NULG
83,553,085
NULV
—
NUMG
—
NUMV
—
NUSC
—
NDVG
—
NUGO
82,468,216
NWLG
630,646
Fund Management Fee
NUDV 0.25%
NUEM 0.35
NUDM 0.27*
NULC 0.20
NULG 0.25
NULV 0.25
NUMG 0.30
NUMV 0.30
NUSC 0.30
NDVG 0.64
NUGO 0.55
NWLG 0.64
* Effective May 1, 2025.  Prior to May 1. 2025 the rate was 0.30%.
Fund
Value
NUGO
$ 617
NWLG
1,107

During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
As of the end of the reporting period, the percentage of Fund shares owned by affiliates was as follows:
9. Emerging Markets Risks
The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Underlying Fund TIAA
Nuveen Equity
Funds
Nuveen
Lifecycle
Funds
Nuveen
Lifestyle
Funds
Nuveen
Managed
Allocation
Fund Total
NUDV – % – % – % – % – % – %
NUEM – – – – – –
NUDM – – – – – –
NULC – 20 – – – 20
NULG – – – – – –
NULV – – – – – –
NUMG – – – – – –
NUMV – – – – – –
NUSC – – – – – –
NDVG 59 – – – – 59
NUGO – – 90 4 2 96
NWLG 71 – – – – 71

Important Tax Information
(U
naudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Fund
Net Long-Term
Capital Gains
NUDV $ —
NUEM —
NUDM —
NULC —
NULG —
NULV —
NUMG —
NUMV —
NUSC —
NDVG —
NUGO —
NWLG —
Fund Percentage
NUDV
34 .5%
NUEM
0 .1
NUDM
–
NULC
58 .8
NULG
100 .0
NULV
100 .0
NUMG
100 .0
NUMV
86 .3
NUSC
79 .4
NDVG
100 .0
NUGO
–
NWLG
100 .0

Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund Percentage
NUDV
36 .1%
NUEM
67 .1
NUDM
81 .6
NULC
61 .6
NULG
100 .0
NULV
100 .0
NUMG
100 .0
NUMV
91 .2
NUSC
82 .1
NDVG
100 .0
NUGO
–
NWLG
100 .0
Fund
Foreign Source
Income
Foreign Source
Income Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign
Taxes Paid Per
Share
NUDV
$ — $ — $ — $ —
NUEM
7,335,596 0.82422 2,068,257 0.23239
NUDM
15,861,361 0.97309 1,326,844 0.08140
NULC
— — — —
NULG
— — — —
NULV
— — — —
NUMG
— — — —
NUMV
— — — —
NUSC
— — — —
NDVG
— — — —
NUGO
— — — —
NWLG
— — — —

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in Independent Registered Public Accounting Firm

(a) Previous independent registered public accounting firm: On October 24, 2024, the Funds’ Board of Trustees (the “Board”), upon recommendation from the Audit Committee, notified KPMG LLP (“KPMG”) that it would be dismissed as the independent registered public accounting firm for the Funds effective upon (i) completion of KPMG’s audit of the Funds’ financial statements to be included in the Funds’ Annual Report on Form N-CSR (the “2024 Annual Report”) for the fiscal year ended October 31, 2024 and (ii) the issuance of KPMG’s report on the same. KPMG’s dismissal as the Funds’ independent registered public accounting firm was effective on December 26, 2024, which is the date on which KPMG issued their report on their audit of the Funds’ financial statements to be included in the 2024 Annual Report. KPMG’s audit reports on the Funds’ financial statements as of and for the fiscal years ended October 31, 2024 and October 31, 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their reports opinion to the subject matter of the disagreement. During the Funds’ fiscal years ended October 31, 2024 and October 31, 2023 and for the subsequent interim period through December 26, 2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).

The Funds provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements.

(b) New independent registered public accounting firm: On October 24, 2024, the Board, upon recommendation from the Audit Committee, appointed PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the Funds for the fiscal year ended October 31, 2025 audit. During the Funds’ fiscal years ended October 31, 2024 and October 31, 2023 and for the subsequent interim period through December 26, 2024, the Funds have not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nushares ETF Trust

Date: January 7, 2026	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 7, 2026	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer
(principal executive officer)

Date: January 7, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)